GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 0.4%
20,814	Northrop Grumman Corp.	$ 7,555,898

Air Freight & Logistics – 1.5%
153,851	United Parcel Service, Inc., Class B	29,440,927

Automobiles – 2.2%
819,456	Ford Motor Co.*	11,431,411
45,929	Tesla, Inc.*	31,562,409

		42,993,820

Banks – 0.5%
124,676	Citigroup, Inc.	8,430,591
40,034	Citizens Financial Group, Inc.	1,687,834

		10,118,425

Beverages – 0.5%
107,671	Monster Beverage Corp.*	10,155,529

Biotechnology – 4.5%
315,834	AbbVie, Inc.	36,731,494
4,340	Amgen, Inc.	1,048,284
4,949	Biogen, Inc.*	1,616,987
276,701	Gilead Sciences, Inc.	18,895,911
132,216	Incyte Corp.*	10,226,908
33,691	Moderna, Inc.*	11,913,138
5,368	Natera, Inc. *	614,743
14,080	Ultragenyx Pharmaceutical, Inc.*	1,124,006
18,475	Vertex Pharmaceuticals, Inc.*	3,724,190

		85,895,661

Capital Markets – 2.4%
163,714	Jefferies Financial Group, Inc.	5,433,668
37,848	Moody’s Corp.	14,230,848
60,393	S&P Global, Inc.	25,891,687

		45,556,203

Chemicals – 0.5%
297,378	Axalta Coating Systems Ltd.*	8,951,078

Commercial Services & Supplies – 0.1%
47,045	IAA, Inc.*	2,845,282

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.6%
91,397	Ally Financial, Inc.	$ 4,694,150
134,387	Synchrony Financial	6,318,877

		11,013,027

Diversified Financial Services – 1.0%
68,371	Berkshire Hathaway, Inc., Class B*	19,026,966

Diversified Telecommunication Services – 0.7%
508,045	Liberty Global PLC, Class C (United Kingdom)*	13,646,089

Electronic Equipment, Instruments & Components – 0.2%
6,657	Zebra Technologies Corp., Class A*	3,677,859

Entertainment – 0.8%
2,566	Netflix, Inc.*	1,328,085
19,856	Roku, Inc.*	8,504,523
99,379	World Wrestling Entertainment, Inc., Class A	4,907,335

		14,739,943

Equity Real Estate Investment Trusts (REITs) – 2.3%
245,274	Equity LifeStyle Properties, Inc. REIT	20,553,961
66,606	First Industrial Realty Trust, Inc. REIT	3,648,677
178,617	Invitation Homes, Inc. REIT	7,266,139
90,929	Prologis, Inc. REIT	11,642,549
13,853	Simon Property Group, Inc. REIT	1,752,682

		44,864,008

Health Care Equipment & Supplies – 2.4%
30,061	Align Technology, Inc.*	20,916,444
69,289	Edwards Lifesciences Corp.*	7,779,076
27,225	Hologic, Inc.*	2,042,964
2,444	IDEXX Laboratories, Inc.*	1,658,327
31,611	West Pharmaceutical Services, Inc.	13,015,197

		45,412,008

Health Care Providers & Services – 2.1%
27,451	Chemed Corp.	13,067,225
13,294	DaVita, Inc.*	1,598,604
97,360	HCA Healthcare, Inc.	24,164,752
6,301	Universal Health Services, Inc., Class B	1,010,743

		39,841,324

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.7%
2,073	Booking Holdings, Inc.*	$ 4,515,533
136,631	Darden Restaurants, Inc.	19,931,730
24,199	Hilton Worldwide Holdings, Inc.*	3,180,959
43,720	Marriott International, Inc., Class A*	6,382,246
5,088	McDonald’s Corp.	1,234,909
49,962	Vail Resorts, Inc.*	15,248,402
40,926	Wendy’s Co. (The)	949,892

		51,443,671

Household Durables – 0.8%
342,783	Tempur Sealy International, Inc.	14,832,220

Insurance – 0.7%
35,734	Aon PLC, Class A	9,291,912
63,062	Arch Capital Group Ltd.*	2,459,418
13,937	Primerica, Inc.	2,037,868

		13,789,198

Interactive Media & Services – 11.9%
10,958	Alphabet, Inc., Class A*	29,526,660
40,796	Alphabet, Inc., Class C*	110,329,518
220,757	Facebook, Inc., Class A*	78,655,719
152,365	Pinterest, Inc., Class A*	8,974,299

		227,486,196

Internet & Direct Marketing Retail – 7.0%
33,742	Amazon.com, Inc.*	112,279,542
330,292	eBay, Inc.	22,529,217

		134,808,759

IT Services – 6.4%
59,494	Cognizant Technology Solutions Corp., Class A	4,374,594
19,940	EPAM Systems, Inc.*	11,162,412
14,790	Euronet Worldwide, Inc.*	2,112,308
82,052	Gartner, Inc.*	21,721,626
28,407	Mastercard, Inc., Class A	10,963,397
36,650	MongoDB, Inc.*	13,154,418
88,583	PayPal Holdings, Inc.*	24,407,274
19,736	StoneCo Ltd., Class A (Brazil) *	1,161,266
70,349	Visa, Inc., Class A	17,333,290

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
719,794	Western Union Co. (The)	$ 16,706,419

		123,097,004

Life Sciences Tools & Services – 2.2%
85,554	IQVIA Holdings, Inc.*	21,191,726
14,899	Mettler-Toledo International, Inc.*	21,956,805

		43,148,531

Machinery – 1.4%
18,353	Deere & Co.	6,636,261
63,896	Parker-Hannifin Corp.	19,937,469

		26,573,730

Media – 1.4%
24,092	Charter Communications, Inc., Class A*	17,925,652
113,564	News Corp., Class A	2,797,081
47,580	Nexstar Media Group, Inc., Class A	6,997,591

		27,720,324

Personal Products – 0.3%
19,920	Estee Lauder Cos., Inc. (The), Class A	6,649,894

Pharmaceuticals – 0.7%
64,791	Zoetis, Inc.	13,133,136

Professional Services – 0.6%
117,905	Robert Half International, Inc.	11,579,450

Road & Rail – 1.1%
78,207	Old Dominion Freight Line, Inc.	21,049,414

Semiconductors & Semiconductor Equipment – 4.4%
221,833	Applied Materials, Inc.	31,041,092
11,001	Broadcom, Inc.	5,339,885
53,589	KLA Corp.	18,657,546
10,844	Lam Research Corp.	6,912,074
111,524	NVIDIA Corp.	21,746,065

		83,696,662

Software – 19.8%
11,166	Adobe, Inc.*	6,941,121
23,011	Bill.com Holdings, Inc.*	4,759,135
38,272	Crowdstrike Holdings, Inc., Class A*	9,706,162

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
75,450	Datadog, Inc., Class A*	$ 8,352,315
46,995	DocuSign, Inc.*	14,006,390
41,887	Dolby Laboratories, Inc., Class A	4,067,228
493,628	Dropbox, Inc., Class A*	15,544,346
21,191	Dynatrace, Inc.*	1,353,469
14,806	Fair Isaac Corp.*	7,757,011
75,234	Fortinet, Inc.*	20,481,704
37,138	HubSpot, Inc.*	22,134,991
59,587	Intuit, Inc.	31,579,322
36,576	Manhattan Associates, Inc.*	5,838,627
28,201	McAfee Corp., Class A	763,401
639,929	Microsoft Corp.	182,322,171
56,877	Palo Alto Networks, Inc.*	22,696,767
19,337	ServiceNow, Inc.*	11,368,029
102,559	Teradata Corp.*	5,093,080
7,648	VMware, Inc., Class A*(a)	1,175,803
12,270	Zoom Video Communications, Inc., Class A*	4,639,287

		380,580,359

Specialty Retail – 4.2%
67,056	Dick’s Sporting Goods, Inc.	6,983,212
3,514	GameStop Corp., Class A*(a)	566,176
36,203	Home Depot, Inc. (The)	11,881,462
47,373	L Brands, Inc.*	3,793,156
123,069	Ross Stores, Inc.	15,099,336
385,004	TJX Cos., Inc. (The)	26,492,125
44,690	Ulta Beauty, Inc.*	15,006,902

		79,822,369

Technology Hardware, Storage & Peripherals – 10.9%
1,351,362	Apple, Inc.	197,109,661
143,032	NetApp, Inc.	11,383,917

		208,493,578

TOTAL COMMON STOCKS (Cost $1,189,847,338)		$1,903,638,542

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,189,847,338)		$1,903,638,542

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,692,581	0.026%	$ 1,692,581
(Cost $1,692,581)

TOTAL INVESTMENTS – 99.3% (Cost $1,191,539,919)		$1,905,331,123

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		12,791,722

NET ASSETS – 100.0%		$1,918,122,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 3.0%
13,092	General Dynamics Corp.	$ 2,566,425
7,054	Howmet Aerospace, Inc.*	231,512
13,809	Northrop Grumman Corp.	5,012,943
10,079	Teledyne Technologies, Inc.*	4,563,469

		12,374,349

Air Freight & Logistics – 0.7%
184	FedEx Corp.	51,511
13,985	United Parcel Service, Inc., Class B	2,676,169

		2,727,680

Automobiles – 2.6%
372,437	Ford Motor Co.*	5,195,496
97,549	General Motors Co.*	5,544,685

		10,740,181

Banks – 5.8%
45,381	Bank of America Corp.	1,740,815
100,945	Citigroup, Inc.	6,825,901
46,012	Citizens Financial Group, Inc.	1,939,866
33,352	First Horizon Corp.	515,288
40,058	JPMorgan Chase & Co.	6,080,003
149,119	KeyCorp	2,931,679
24,813	PacWest Bancorp	988,054
67,659	Regions Financial Corp.	1,302,436
12,166	Umpqua Holdings Corp.	229,572
18,337	Zions Bancorp NA	956,275

		23,509,889

Biotechnology – 2.4%
10,525	Biogen, Inc.*	3,438,833
83,561	Gilead Sciences, Inc.	5,706,381
9,936	Sage Therapeutics, Inc.*	434,501

		9,579,715

Building Products – 0.2%
2,411	Lennox International, Inc.	794,256

Capital Markets – 4.5%
41,359	Bank of New York Mellon Corp. (The)	2,122,957
1,350	Evercore, Inc., Class A	178,470
25,051	Interactive Brokers Group, Inc., Class A	1,549,655
45,644	Intercontinental Exchange, Inc.	5,469,520

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
107,608	Jefferies Financial Group, Inc.	$ 3,571,510
11,065	S&P Global, Inc.	4,743,787
8,702	SEI Investments Co.	529,082

		18,164,981

Chemicals – 2.9%
131,453	Axalta Coating Systems Ltd.*	3,956,735
7,666	Celanese Corp.	1,194,133
68,898	CF Industries Holdings, Inc.	3,255,430
24,473	Corteva, Inc.	1,046,955
3,879	International Flavors & Fragrances, Inc.	584,333
21,181	Mosaic Co. (The)	661,483
15,686	Westlake Chemical Corp.	1,300,683

		11,999,752

Commercial Services & Supplies – 0.5%
19,769	Clean Harbors, Inc.*	1,878,055

Communications Equipment – 0.2%
10,765	Cisco Systems, Inc.	596,058

Construction & Engineering – 0.6%
35,931	AECOM*	2,262,216
2,081	MasTec, Inc.*	210,659

		2,472,875

Construction Materials – 0.2%
178	Martin Marietta Materials, Inc.	64,667
4,143	Vulcan Materials Co.	745,699

		810,366

Consumer Finance – 2.8%
83,530	Ally Financial, Inc.	4,290,101
16,176	Capital One Financial Corp.	2,615,659
94,424	Synchrony Financial	4,439,816

		11,345,576

Distributors – 0.3%
25,800	LKQ Corp.*	1,309,350

Diversified Financial Services – 3.6%
52,185	Berkshire Hathaway, Inc., Class B*	14,522,564

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.8%
102,507	Liberty Global PLC, Class C (United Kingdom)*	$ 2,753,338
11,654	Verizon Communications, Inc.	650,060

		3,403,398

Electric Utilities – 1.2%
32,722	American Electric Power Co., Inc.	2,883,463
66,839	PPL Corp.	1,896,222

		4,779,685

Electrical Equipment – 1.1%
32,069	AMETEK, Inc.	4,459,194

Energy Equipment & Services – 0.9%
142,322	Baker Hughes Co.	3,022,919
10,632	Halliburton Co.	219,870
8,466	Schlumberger NV	244,075

		3,486,864

Entertainment – 2.2%
50,114	Walt Disney Co. (The)*	8,821,066

Equity Real Estate Investment Trusts (REITs) – 7.4%
34,927	American Homes 4 Rent, Class A REIT	1,466,934
44,562	Brixmor Property Group, Inc. REIT	1,025,817
29,660	Camden Property Trust REIT	4,430,907
10,775	Duke Realty Corp. REIT	548,232
51,537	Equity LifeStyle Properties, Inc. REIT	4,318,801
75,830	First Industrial Realty Trust, Inc. REIT	4,153,967
111,385	Invitation Homes, Inc. REIT	4,531,142
20,482	Kilroy Realty Corp. REIT	1,418,788
12,166	Life Storage, Inc. REIT	1,427,802
46,063	Prologis, Inc. REIT	5,897,907
5,031	Sun Communities, Inc. REIT	986,629

		30,206,926

Food & Staples Retailing – 2.1%
11,368	Walgreens Boots Alliance, Inc.	536,001
57,077	Walmart, Inc.	8,136,327

		8,672,328

Food Products – 0.4%
10,061	Archer-Daniels-Midland Co.	600,843

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
15,491	Darling Ingredients, Inc.*	$ 1,069,963

		1,670,806

Health Care Equipment & Supplies – 2.4%
16,936	Danaher Corp.	5,038,291
62,385	Hologic, Inc.*	4,681,370
1,702	Medtronic PLC	223,490

		9,943,151

Health Care Providers & Services – 5.0%
14,198	Anthem, Inc.	5,452,174
24,680	Cigna Corp.	5,663,813
6,251	HCA Healthcare, Inc.	1,551,498
8,075	UnitedHealth Group, Inc.	3,328,677
27,951	Universal Health Services, Inc., Class B	4,483,620

		20,479,782

Hotels, Restaurants & Leisure – 1.6%
11,021	Darden Restaurants, Inc.	1,607,743
20,173	McDonald’s Corp.	4,896,189

		6,503,932

Household Products – 0.9%
25,059	Procter & Gamble Co. (The)	3,564,142

Independent Power and Renewable Electricity Producers – 0.2%
25,907	AES Corp. (The)	613,996

Insurance – 4.9%
13,755	American Financial Group, Inc.	1,739,870
110,851	Arch Capital Group Ltd.*	4,323,189
33,047	Chubb Ltd.	5,576,351
43,572	Globe Life, Inc.	4,056,989
1,261	Marsh & McLennan Cos., Inc.	185,644
102,020	Old Republic International Corp.	2,515,813
22,871	W R Berkley Corp.	1,673,471

		20,071,327

Interactive Media & Services – 2.1%
3,156	Alphabet, Inc., Class A*	8,503,937
2,439	Pinterest, Inc., Class A*	143,657

		8,647,594

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 4.7%
17,852	Amdocs Ltd.	$ 1,376,568
68,029	Cognizant Technology Solutions Corp., Class A	5,002,172
11,359	Fidelity National Information Services, Inc.	1,693,059
22,156	International Business Machines Corp.	3,123,110
19,579	VeriSign, Inc.*	4,236,308
167,805	Western Union Co. (The)	3,894,754

		19,325,971

Life Sciences Tools & Services – 2.2%
17,912	IQVIA Holdings, Inc.*	4,436,802
15,623	QIAGEN NV *	824,738
6,980	Thermo Fisher Scientific, Inc.	3,769,270

		9,030,810

Machinery – 3.2%
52,089	Otis Worldwide Corp.	4,664,570
15,244	Parker-Hannifin Corp.	4,756,585
2,281	Snap-on, Inc.	497,213
16,565	Stanley Black & Decker, Inc.	3,264,133

		13,182,501

Media – 3.3%
58,692	Comcast Corp., Class A	3,452,851
121,421	News Corp., Class A	2,990,599
19,932	Nexstar Media Group, Inc., Class A	2,931,399
55,656	Omnicom Group, Inc.	4,052,870

		13,427,719

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
280,130	Annaly Capital Management, Inc.REIT	2,378,304

Multiline Retail – 0.2%
17,712	Kohl’s Corp.	899,770

Multi-Utilities – 3.0%
70,217	CMS Energy Corp.	4,338,708
20,847	Dominion Energy, Inc.	1,560,815
38,066	DTE Energy Co.	4,465,903
59,123	MDU Resources Group, Inc.	1,875,382

		12,240,808

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.9%
33,096	APA Corp.	$ 620,550
6,526	Cimarex Energy Co.	425,495
26,765	EOG Resources, Inc.	1,950,098
15,079	Exxon Mobil Corp.	868,098
40,219	Hess Corp.	3,074,340
18,207	Targa Resources Corp.	766,697

		7,705,278

Pharmaceuticals – 5.4%
86,465	Elanco Animal Health, Inc.*	3,153,378
76,868	Johnson & Johnson	13,236,670
27,248	Merck & Co., Inc.	2,094,554
83,590	Pfizer, Inc.	3,578,488

		22,063,090

Professional Services – 0.4%
14,266	ManpowerGroup, Inc.	1,691,662

Road & Rail – 1.9%
5,722	AMERCO	3,364,307
118,499	CSX Corp.	3,829,888
2,605	Norfolk Southern Corp.	671,647

		7,865,842

Semiconductors & Semiconductor Equipment – 2.3%
153,699	Intel Corp.	8,256,710
14,715	Micron Technology, Inc.*	1,141,590

		9,398,300

Software – 2.5%
14,114	Dolby Laboratories, Inc., Class A	1,370,470
31,813	salesforce.com, Inc.*	7,696,519
8,307	VMware, Inc., Class A*(a)	1,277,118

		10,344,107

Specialty Retail – 2.1%
35,108	Dick’s Sporting Goods, Inc.	3,656,147
33,652	Gap, Inc. (The)	981,629
10,684	L Brands, Inc.*	855,468
41,669	TJX Cos., Inc. (The)	2,867,244

		8,360,488

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.8%
48,990	Western Digital Corp.*	$ 3,180,921

Textiles, Apparel & Luxury Goods – 0.2%
13,957	Skechers USA, Inc., Class A*	749,212

Tobacco – 0.8%
33,040	Philip Morris International, Inc.	3,306,974

TOTAL COMMON STOCKS (Cost $353,102,704)		$403,301,595

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $353,102,704)		$403,301,595

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,232,400	0.026%	$ 1,232,400
(Cost $1,232,400)

TOTAL INVESTMENTS – 99.3% (Cost $354,335,104)		$404,533,995

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		3,027,508

NET ASSETS – 100.0%		$407,561,503

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 0.3%
2,077	Kaman Corp.	$ 92,115
27,628	Parsons Corp.*	1,066,993
13,065	Vectrus, Inc.*	591,714

		1,750,822

Auto Components – 0.9%
60,183	American Axle & Manufacturing Holdings, Inc.*	583,173
202,448	Goodyear Tire & Rubber Co. (The)*	3,180,458
36,503	Tenneco, Inc., Class A*	635,517
8,426	Visteon Corp.*	960,986

		5,360,134

Banks – 6.6%
32,819	1st Source Corp.	1,502,782
4,339	American National Bankshares, Inc.	137,069
8,238	Ameris Bancorp	400,449
68,229	Atlantic Capital Bancshares, Inc.*	1,637,496
26,655	Atlantic Union Bankshares Corp.	945,453
159,511	Bancorp, Inc. (The)*	3,727,772
1,104	Bank First Corp.	77,269
14,548	Byline Bancorp, Inc.	358,026
37,340	Cadence BanCorp	709,460
681	Cambridge Bancorp	58,280
3,090	Camden National Corp.	138,339
25,088	Columbia Banking System, Inc.	876,575
8,634	Community Bank System, Inc.	618,540
4,176	Community Trust Bancorp, Inc.	166,038
10,707	Customers Bancorp, Inc.*	387,808
122,933	CVB Financial Corp.	2,343,103
2,275	Equity Bancshares, Inc., Class A*	67,021
38,265	FB Financial Corp.	1,446,800
90,050	First BanCorp. (Puerto Rico)	1,092,306
12,642	First Bank	168,455
4,055	First BankCorp	162,200
71,795	First Commonwealth Financial Corp.	945,540
2,550	First Financial Bancorp	57,375
133,279	First Foundation, Inc.	3,141,386
48,787	First Internet Bancorp	1,477,270
19,834	First Midwest Bancorp, Inc.	355,822
24,446	Fulton Financial Corp.	374,513
12,549	Glacier Bancorp, Inc.	647,026

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
2,592	Guaranty Bancshares, Inc.	$ 86,702
1,925	Hancock Whitney Corp.	84,142
49,213	Hanmi Financial Corp.	897,153
4,493	Heartland Financial USA, Inc.	204,971
35,500	Home BancShares, Inc.	751,890
81,232	International Bancshares Corp.	3,174,547
5,057	Metropolitan Bank Holding Corp.*	359,199
4,809	Mid Penn Bancorp, Inc.	125,274
44,878	Old National Bancorp	722,087
17,029	Origin Bancorp, Inc.	692,740
2,394	Orrstown Financial Services, Inc.	55,182
1,622	Peoples Financial Services Corp.	69,584
2,085	ServisFirst Bancshares, Inc.	148,202
9,272	Sierra Bancorp	223,733
3,675	Southern First Bancshares, Inc.*	182,023
17,884	Southside Bancshares, Inc.	644,539
5,884	Spirit of Texas Bancshares, Inc.	136,979
64,231	Towne Bank	1,914,726
7,458	TriState Capital Holdings, Inc.*	151,472
793	Triumph Bancorp, Inc.*	60,791
70,068	Trustmark Corp.	2,103,441
38,331	United Bankshares, Inc.	1,323,953

		38,133,503

Beverages – 0.0%
553	Coca-Cola Consolidated, Inc.	220,730

Biotechnology – 7.7%
47,464	ACADIA Pharmaceuticals, Inc.*	1,026,646
101,941	Affimed NV (Germany)*	677,908
52,212	Aldeyra Therapeutics, Inc.*	464,687
11,623	Alector, Inc.*	279,359
5,607	Allakos, Inc.*	446,093
56,663	Allogene Therapeutics, Inc.*	1,243,753
60,921	Amicus Therapeutics, Inc.*	565,956
22,424	Apellis Pharmaceuticals, Inc.*	1,434,912
40,273	Ardelyx, Inc.*	70,075
28,865	Arrowhead Pharmaceuticals, Inc.*	2,000,056
4,035	Atara Biotherapeutics, Inc.*	51,446
132,342	Avid Bioservices, Inc.*	3,394,572
23,352	BioCryst Pharmaceuticals, Inc.*	376,434
25,190	Bridgebio Pharma, Inc.*	1,346,405

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
32,123	CareDx, Inc.*	$ 2,699,617
8,208	ChemoCentryx, Inc.*	121,314
3,757	Cortexyme, Inc.*(a)	212,308
50,553	Denali Therapeutics, Inc.*	2,579,720
14,233	Design Therapeutics, Inc.*	220,327
35,884	Dynavax Technologies Corp.*(a)	335,156
23,834	Eagle Pharmaceuticals, Inc.*	1,108,281
14,417	Editas Medicine, Inc.*	603,496
66,473	Eiger BioPharmaceuticals, Inc.*	529,125
15,610	Emergent BioSolutions, Inc.*	1,028,699
5,751	FibroGen, Inc.*	74,763
33,899	Flexion Therapeutics, Inc.*	201,021
3,877	Global Blood Therapeutics, Inc.*	105,958
14,296	Halozyme Therapeutics, Inc.*	590,854
33,040	ImmunityBio, Inc.*(a)	362,118
2,434	Inhibrx, Inc.*	69,272
4,702	Inovio Pharmaceuticals, Inc.*(a)	39,497
11,996	Intellia Therapeutics, Inc.*	1,701,633
97,071	Kadmon Holdings, Inc.*	364,987
1,410	Karuna Therapeutics, Inc.*	161,050
1,003	Kodiak Sciences, Inc.*	84,091
11,157	Kronos Bio, Inc.*(a)	228,161
1,559	Krystal Biotech, Inc.*	91,108
2,816	Madrigal Pharmaceuticals, Inc.*	245,893
56,828	Myriad Genetics, Inc.*	1,797,470
14,832	Ocugen, Inc.*(a)	99,523
390,170	OPKO Health, Inc.*(a)	1,342,185
84,148	Organogenesis Holdings, Inc.*	1,290,830
8,859	Precision BioSciences, Inc.*	87,350
14,091	Protagonist Therapeutics, Inc.*	696,518
5,949	Prothena Corp. PLC (Ireland)*	298,045
8,222	Puma Biotechnology, Inc.*	61,829
9,383	Recursion Pharmaceuticals, Inc., Class A*(a)	284,774
10,357	Rubius Therapeutics, Inc.*	222,572
46,006	Sana Biotechnology, Inc.*(a)	749,438
223,535	Selecta Biosciences, Inc.*	773,431
2,161	Silverback Therapeutics, Inc.*	65,435
18,373	Sorrento Therapeutics, Inc.*(a)	150,842
46,531	Translate Bio, Inc.*	1,286,117
29,549	Twist Bioscience Corp.*	3,636,004
15,598	Vanda Pharmaceuticals, Inc.*	254,403
68,489	Veracyte, Inc.*	3,051,870

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
2,922	Vericel Corp.*	$ 154,691
4,144	Vir Biotechnology, Inc.*	147,734
4,241	XBiotech, Inc.	68,704
7,660	Y-mAbs Therapeutics, Inc.*	253,546

		43,910,062

Building Products – 0.7%
26,106	JELD-WEN Holding, Inc.*	691,287
1,321	Masonite International Corp.*	149,484
45,524	Quanex Building Products Corp.	1,130,816
59,653	Resideo Technologies, Inc.*	1,759,764
2,284	Simpson Manufacturing Co., Inc.	256,904

		3,988,255

Capital Markets – 2.5%
52,323	Artisan Partners Asset Management, Inc., Class A	2,516,213
286,313	BGC Partners, Inc., Class A	1,531,775
48,454	Cowen, Inc., Class A	1,937,191
19,201	Focus Financial Partners, Inc., Class A*	985,587
532	Moelis & Co., Class A	31,521
17,799	Open Lending Corp., Class A*	676,362
62,554	Oppenheimer Holdings, Inc., Class A	2,811,802
5,364	Pzena Investment Management, Inc., Class A	61,418
11,381	Virtus Investment Partners, Inc.	3,142,636
109,469	WisdomTree Investments, Inc.	676,518

		14,371,023

Chemicals – 1.1%
33,235	AdvanSix, Inc.*	1,111,711
9,571	American Vanguard Corp.	158,017
45,286	Amyris, Inc.*	660,270
9,183	Innospec, Inc.	812,236
26,395	Koppers Holdings, Inc.*	810,591
25,601	Minerals Technologies, Inc.	2,053,712
6,987	Orion Engineered Carbons SA (Germany)*	126,325
35,072	Tronox Holdings PLC, Class A	646,377

		6,379,239

Commercial Services & Supplies – 1.0%
1,227	Casella Waste Systems, Inc., Class A*	84,393
6,033	Cimpress PLC (Ireland)*	616,874

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
73,219	Ennis, Inc.	$ 1,447,540
11,876	Healthcare Services Group, Inc.	309,964
25,731	KAR Auction Services, Inc.*	424,047
67,977	Matthews International Corp., Class A	2,352,004
43,871	Team, Inc.*	270,684
7,028	US Ecology, Inc.*	245,980

		5,751,486

Communications Equipment – 1.2%
42,901	Calix, Inc.*	2,006,909
4,138	Cambium Networks Corp.*	182,279
11,742	Casa Systems, Inc.*	88,182
4,877	Clearfield, Inc.*	212,247
35,918	Digi International, Inc.*	742,784
3,041	EchoStar Corp., Class A*	67,814
117,155	Extreme Networks, Inc.*	1,289,877
8,018	Harmonic, Inc.*	70,959
107,061	Infinera Corp.*	1,060,975
38,651	NetScout Systems, Inc.*	1,111,603
2,670	Plantronics, Inc.*	83,277

		6,916,906

Construction & Engineering – 1.0%
11,259	Argan, Inc.	506,092
3,810	Comfort Systems USA, Inc.	284,798
5,308	Matrix Service Co.*	57,910
59,778	Primoris Services Corp.	1,787,362
37,896	Sterling Construction Co., Inc.*	832,196
76,161	WillScot Mobile Mini Holdings Corp.*	2,186,582

		5,654,940

Construction Materials – 0.4%
57,531	Summit Materials, Inc., Class A*	1,933,042
629	United States Lime & Minerals, Inc.	87,431

		2,020,473

Consumer Finance – 0.5%
17,437	LendingClub Corp.*	425,463
7,639	PRA Group, Inc.*	296,317
31,942	PROG Holdings, Inc.	1,398,101

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
18,680	Regional Management Corp.	$ 966,316

		3,086,197

Distributors – 0.2%
72,606	Funko, Inc., Class A*	1,354,828

Diversified Consumer Services – 0.1%
10,373	WW International, Inc.*	318,866

Diversified Financial Services – 0.4%
11,583	A-Mark Precious Metals, Inc.	590,038
91,967	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,515,616

		2,105,654

Diversified Telecommunication Services – 0.8%
53,466	Consolidated Communications Holdings, Inc.*	411,153
85,299	Iridium Communications, Inc.*	3,602,177
8,632	Liberty Latin America Ltd., Class A (Chile)*	117,827
17,102	Ooma, Inc.*	317,242

		4,448,399

Electric Utilities – 0.5%
53,177	Portland General Electric Co.	2,600,355

Electrical Equipment – 2.1%
34,046	Array Technologies, Inc.*	460,983
50,873	Atkore, Inc.*	3,821,071
16,092	Encore Wire Corp.	1,262,095
36,386	EnerSys	3,589,843
152,414	GrafTech International Ltd.	1,732,947
25,078	Powell Industries, Inc.	729,519
1,794	Stem, Inc.*(a)	48,635
11,689	Thermon Group Holdings, Inc.*	194,739

		11,839,832

Electronic Equipment, Instruments & Components – 2.0%
38,070	Belden, Inc.	1,865,430
55,870	Benchmark Electronics, Inc.	1,474,968
48,242	CTS Corp.	1,687,988
31,382	Knowles Corp.*	628,895
10,706	MicroVision, Inc.*(a)	147,422

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,127	PAR Technology Corp.*(a)	$ 68,803
7,542	Rogers Corp.*	1,437,505
116,664	Vishay Intertechnology, Inc.	2,581,774
43,659	Vishay Precision Group, Inc.*	1,586,132

		11,478,917

Energy Equipment & Services – 0.5%
2,491	Bristow Group, Inc.*	64,716
1,556	ChampionX Corp.*	36,162
11,803	DMC Global, Inc.*	516,617
104,027	Helix Energy Solutions Group, Inc.*	431,712
3,173	Nabors Industries Ltd.*	277,669
67,743	Oceaneering International, Inc.*	898,272
58,448	Oil States International, Inc.*	330,816
53,293	US Silica Holdings, Inc.*	538,259

		3,094,223

Entertainment – 1.4%
79,026	AMC Entertainment Holdings, Inc., Class A*(a)	2,925,543
161,274	Cinemark Holdings, Inc.*	2,504,585
90,121	IMAX Corp.*	1,454,553
60,965	Lions Gate Entertainment Corp., Class A*	916,304

		7,800,985

Equity Real Estate Investment Trusts (REITs) – 9.1%
53,442	Agree Realty Corp. REIT	4,016,166
2,328	Centerspace REIT	209,520
141,250	City Office REIT, Inc. REIT	1,817,888
59,147	Community Healthcare Trust, Inc. REIT	2,947,295
55,304	Gladstone Commercial Corp. REIT	1,281,947
25,112	Global Medical REIT, Inc. REIT	390,743
55,498	Global Net Lease, Inc. REIT	1,025,048
29,230	Healthcare Realty Trust, Inc. REIT	931,852
101,019	Independence Realty Trust, Inc. REIT	1,947,646
95,154	Industrial Logistics Properties Trust REIT	2,578,673
152,210	Kite Realty Group Trust REIT	3,068,554
299,333	Lexington Realty Trust REIT	3,936,229
22,491	Macerich Co. (The) REIT	366,603
68,070	National Storage Affiliates Trust REIT	3,687,352
64,586	NexPoint Residential Trust, Inc. REIT	3,807,345
99,912	Outfront Media, Inc. REIT*	2,386,898

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
98,850	Piedmont Office Realty Trust, Inc., Class A REIT	$ 1,880,127
90,639	Retail Opportunity Investments Corp. REIT	1,601,591
56,154	Retail Value, Inc. REIT	1,372,404
81,467	RPT Realty REIT	1,037,890
121,330	SITE Centers Corp. REIT	1,924,294
103,432	STAG Industrial, Inc. REIT	4,273,810
3,735	Tanger Factory Outlet Centers, Inc. REIT	64,130
64,834	Terreno Realty Corp. REIT	4,432,052
2,525	Urban Edge Properties REIT	47,975
56,992	Urstadt Biddle Properties, Inc., Class A REIT	1,086,837
37,844	Whitestone REIT	334,919

		52,455,788

Food & Staples Retailing – 1.1%
6,463	Chefs’ Warehouse, Inc. (The)*	186,910
44,010	Ingles Markets, Inc., Class A	2,630,038
20,286	Natural Grocers by Vitamin Cottage, Inc.	226,797
73,925	Performance Food Group Co.*	3,387,244

		6,430,989

Food Products – 0.3%
3,021	B&G Foods, Inc. (a)	86,763
10,053	John B. Sanfilippo & Son, Inc.	928,495
12,493	Seneca Foods Corp., Class A*	683,867

		1,699,125

Gas Utilities – 0.1%
15,374	Northwest Natural Holding Co.	803,906

Health Care Equipment & Supplies – 4.2%
11,179	AngioDynamics, Inc.*	297,697
2,440	CryoLife, Inc.*	65,880
9,629	Heska Corp.*	2,317,700
33,993	Integer Holdings Corp.*	3,327,575
45,838	Invacare Corp.*	331,409
37,102	LeMaitre Vascular, Inc.	2,020,575
19,635	LivaNova PLC*	1,694,500
32,526	Meridian Bioscience, Inc.*	666,783
18,203	Merit Medical Systems, Inc.*	1,275,848
3,512	Misonix, Inc.*	93,208
77,596	Natus Medical, Inc.*	2,071,813

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
40,467	Neogen Corp.*	$ 1,762,743
13,353	Retractable Technologies, Inc.*(a)	157,165
12,993	Shockwave Medical, Inc.*	2,364,726
20,150	STAAR Surgical Co.*	2,577,588
17,672	Stereotaxis, Inc.*	160,992
35,036	Surmodics, Inc.*	1,930,834
4,362	Utah Medical Products, Inc.	389,963
26,400	Varex Imaging Corp.*	720,720

		24,227,719

Health Care Providers & Services – 3.5%
172,064	Community Health Systems, Inc.*	2,291,892
901	Fulgent Genetics, Inc.*	83,117
62,874	Hanger, Inc.*	1,542,928
27,418	InfuSystem Holdings, Inc.*	500,379
28,878	Joint Corp. (The)*	2,281,073
21,468	National HealthCare Corp.	1,666,990
40,115	Patterson Cos., Inc.	1,248,780
27,308	RadNet, Inc.*	1,003,296
112,464	Select Medical Holdings Corp.	4,436,705
29,738	Sharps Compliance Corp.*	296,785
9,478	Surgery Partners, Inc.*	517,120
52,028	Tenet Healthcare Corp.*	3,737,692
7,347	Triple-S Management Corp. (Puerto Rico)*	178,753
3,452	US Physical Therapy, Inc.	407,888

		20,193,398

Health Care Technology – 0.5%
59,075	Castlight Health, Inc., Class B*	137,645
3,493	Computer Programs and Systems, Inc.	110,274
1,441	Health Catalyst, Inc.*	83,664
11,133	Inovalon Holdings, Inc., Class A*	421,718
8,654	Inspire Medical Systems, Inc.*	1,585,067
4,558	NextGen Healthcare, Inc.*	73,931
3,282	Omnicell, Inc.*	480,813
1,677	Vocera Communications, Inc.*	70,367

		2,963,479

Hotels, Restaurants & Leisure – 2.7%
6,200	Cheesecake Factory, Inc. (The)*	280,612
1,523	Chuy’s Holdings, Inc.*	50,259
4,433	Dave & Buster’s Entertainment, Inc.*	147,530

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
16,828	Dine Brands Global, Inc.*	$ 1,303,665
27,549	Everi Holdings, Inc.*	625,087
50,913	International Game Technology PLC*	954,619
17,901	Monarch Casino & Resort, Inc.*	1,142,979
15,651	Noodles & Co.*	186,873
96,782	Red Rock Resorts, Inc., Class A*	3,813,211
22,904	Ruth’s Hospitality Group, Inc.*	457,393
45,556	SeaWorld Entertainment, Inc.*	2,159,810
4,574	Shake Shack, Inc., Class A*	459,870
45,431	Texas Roadhouse, Inc.	4,187,375

		15,769,283

Household Durables – 1.4%
34,634	Casper Sleep, Inc.*	239,321
35,033	GoPro, Inc., Class A*	358,738
2,674	iRobot Corp.*	233,975
17,505	M/I Homes, Inc.*	1,132,748
78,018	Sonos, Inc.*	2,604,241
129,413	Tri Pointe Homes, Inc.*	3,121,441
5,786	Universal Electronics, Inc.*	270,438

		7,960,902

Independent Power and Renewable Electricity Producers – 0.0%
1,455	Sunnova Energy International, Inc.*	55,436

Insurance – 3.9%
119,296	American Equity Investment Life Holding Co.	3,828,209
29,575	AMERISAFE, Inc.	1,691,690
62,592	Argo Group International Holdings Ltd.	3,262,921
19,072	BRP Group, Inc., Class A*	519,903
360,998	Genworth Financial, Inc., Class A*	1,205,733
23,651	Goosehead Insurance, Inc., Class A	2,842,614
11,267	James River Group Holdings Ltd.	409,893
16,608	Kinsale Capital Group, Inc.	2,966,936
58,392	MBIA, Inc.*	762,016
1,889	National Western Life Group, Inc., Class A	392,704
63,729	Stewart Information Services Corp.	3,760,648
106,184	Tiptree, Inc.	1,020,428

		22,663,695

Interactive Media & Services – 1.7%
32,869	Cargurus, Inc.*	940,053

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
123,757	Cars.com, Inc.*	$ 1,494,985
102,577	Eventbrite, Inc., Class A*	1,822,793
16,537	fuboTV, Inc.*(a)	430,624
45,713	QuinStreet, Inc.*	838,377
191,255	TrueCar, Inc.*	1,006,001
89,603	Yelp, Inc.*	3,351,152

		9,883,985

Internet & Direct Marketing Retail – 1.1%
15,955	1-800-Flowers.com, Inc., Class A*	486,627
71,300	Groupon, Inc.*	2,593,181
18,634	Lands’ End, Inc.*	714,241
12,146	Liquidity Services, Inc.*	240,977
37,704	Stitch Fix, Inc., Class A*	2,033,000

		6,068,026

IT Services – 1.0%
96,473	Brightcove, Inc.*	1,106,545
15,159	Conduent, Inc.*	101,717
13,553	ExlService Holdings, Inc.*	1,534,470
19,427	Hackett Group, Inc. (The)	348,132
24,800	LiveRamp Holdings, Inc.*	992,248
15,313	Perficient, Inc.*	1,443,863

		5,526,975

Leisure Products – 0.3%
7,662	Acushnet Holdings Corp.	392,524
38,009	Callaway Golf Co.*	1,204,125
9,268	Nautilus, Inc.*	133,923
4,225	Vista Outdoor, Inc.*	170,648

		1,901,220

Life Sciences Tools & Services – 1.1%
6,549	Bionano Genomics, Inc.*(a)	38,835
38,209	Harvard Bioscience, Inc.*	301,469
23,538	Medpace Holdings, Inc.*	4,141,276
6,869	NanoString Technologies, Inc.*	425,466
30,478	Pacific Biosciences of California, Inc.*	979,868
15,329	Personalis, Inc.*	321,756

		6,208,670

Shares	Description	Value

Common Stocks – (continued)
Machinery – 1.9%
2,913	Albany International Corp., Class A	$ 251,538
1,815	Douglas Dynamics, Inc.	72,419
858	ESCO Technologies, Inc.	80,969
5,598	Franklin Electric Co., Inc.	457,692
9,671	Kennametal, Inc.	350,574
22,928	Nikola Corp.*(a)	272,155
10,056	RBC Bearings, Inc.*	2,363,160
57,506	Rexnord Corp.	3,239,313
78,138	Terex Corp.	3,744,373
6,704	Titan International, Inc.*	57,788
1,468	Watts Water Technologies, Inc., Class A	221,316

		11,111,297

Marine – 0.4%
51,598	Costamare, Inc. (Monaco)	559,322
14,017	Eagle Bulk Shipping, Inc.*	584,509
5,841	Matson, Inc.	392,048
182,050	Safe Bulkers, Inc. (Greece)*	608,047

		2,143,926

Media – 0.7%
640	AMC Networks, Inc., Class A*	32,026
1,051	Daily Journal Corp.*	349,983
109,973	EW Scripps Co. (The), Class A	2,098,285
11,472	Hemisphere Media Group, Inc.*	145,809
10,852	John Wiley & Sons, Inc., Class A	637,881
10,655	Magnite, Inc.*	322,846
3,812	TechTarget, Inc.*	278,581

		3,865,411

Metals & Mining – 1.0%
33,072	Arconic Corp.*	1,188,608
18,506	Coeur Mining, Inc.*	139,535
33,533	Haynes International, Inc.	1,265,200
105,632	Hecla Mining Co.	706,678
3,411	Materion Corp.	243,409
5,721	MP Materials Corp.*(a)	215,224
92,861	SunCoke Energy, Inc.	717,816
65,150	Warrior Met Coal, Inc.	1,216,350

		5,692,820

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 1.4%
185,666	Arbor Realty Trust, Inc. REIT	$ 3,393,975
24,431	Blackstone Mortgage Trust, Inc., Class A REIT	792,053
21,266	Capstead Mortgage Corp. REIT	135,464
63,182	Chimera Investment Corp. REIT	930,039
46,561	Dynex Capital, Inc. REIT	812,489
5,726	Great Ajax Corp. REIT	72,606
28,665	Ladder Capital Corp. REIT	327,354
252,780	MFA Financial, Inc. REIT	1,180,483
23,786	New York Mortgage Trust, Inc. REIT	103,945

		7,748,408

Multiline Retail – 0.2%
6,080	Big Lots, Inc.	350,269
41,257	Macy’s, Inc.*	701,369

		1,051,638

Multi-Utilities – 0.2%
16,229	NorthWestern Corp.	1,006,036

Oil, Gas & Consumable Fuels – 3.0%
8,418	Antero Resources Corp.*	114,485
7,472	Bonanza Creek Energy, Inc.	287,448
8,339	Callon Petroleum Co.*	328,223
109,624	Centennial Resource Development, Inc., Class A*	571,141
135,105	Comstock Resources, Inc.*	821,438
17,708	Dorian LPG Ltd.*	214,267
7,755	Earthstone Energy, Inc., Class A*	76,232
101,216	Equitrans Midstream Corp.	831,996
53,814	Golar LNG Ltd. (Cameroon)*	600,564
242,972	Kosmos Energy Ltd. (Ghana)*	561,265
112,004	Magnolia Oil & Gas Corp., Class A*	1,568,056
62,112	Matador Resources Co.	1,919,261
124,437	Ovintiv, Inc.	3,193,053
51,724	PDC Energy, Inc.	2,045,684
28,331	Range Resources Corp.*	431,481
14,787	Scorpio Tankers, Inc. (Monaco)	241,768
46,860	SFL Corp. Ltd. (Norway)	321,928
82,830	SM Energy Co.	1,548,921
18,764	Southwestern Energy Co.*	88,378
10,138	Teekay Tankers Ltd., Class A (Bermuda)*	128,246

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
343,038	W&T Offshore, Inc.*	$ 1,389,304

		17,283,139

Personal Products – 0.1%
8,837	Inter Parfums, Inc.	679,300

Pharmaceuticals – 2.6%
140,741	Amneal Pharmaceuticals, Inc.*	693,853
135,216	Amphastar Pharmaceuticals, Inc.*	2,832,775
51,738	ANI Pharmaceuticals, Inc.*	1,755,470
5,293	Atea Pharmaceuticals, Inc.*	132,537
282,831	BioDelivery Sciences International, Inc.*	1,063,445
6,782	Cassava Sciences, Inc.*(a)	471,552
13,141	Collegium Pharmaceutical, Inc.*	327,079
215,676	Endo International PLC*	1,091,321
5,921	Evolus, Inc.*	64,065
104,642	Phibro Animal Health Corp., Class A	2,476,876
76,203	Prestige Consumer Healthcare, Inc.*	4,004,468
18,453	SIGA Technologies, Inc.*	117,546

		15,030,987

Professional Services – 1.3%
9,285	ASGN, Inc.*	938,992
484	Barrett Business Services, Inc.	35,434
6,356	CBIZ, Inc.*	205,553
8,720	Exponent, Inc.	933,825
16,084	Kforce, Inc.	1,004,124
41,303	Korn Ferry	2,839,168
696	TriNet Group, Inc.*	57,754
28,929	Upwork, Inc.*	1,498,233

		7,513,083

Road & Rail – 1.8%
2,459	ArcBest Corp.	145,351
21,322	Avis Budget Group, Inc.*	1,764,822
46,699	Daseke, Inc.*	322,690
39,690	Heartland Express, Inc.	675,921
193,590	Marten Transport Ltd.	3,062,594
3,433	Saia, Inc.*	775,858
74,196	Werner Enterprises, Inc.	3,391,499

		10,138,735

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.6%
24,547	Ambarella, Inc.*	$ 2,417,634
84,259	Axcelis Technologies, Inc.*	3,248,184
5,054	CEVA, Inc.*	250,881
29,310	Cohu, Inc.*	1,037,867
33,711	FormFactor, Inc.*	1,256,072
6,193	Ichor Holdings Ltd.*	319,373
1,577	Kulicke & Soffa Industries, Inc. (Singapore)	85,726
2,698	Ultra Clean Holdings, Inc.*	145,719
6,590	Veeco Instruments, Inc.*	152,888

		8,914,344

Software – 7.0%
56,654	ACI Worldwide, Inc.*	1,943,232
12,173	Appian Corp.*	1,417,302
35,389	Bottomline Technologies DE, Inc.*	1,428,300
130,277	Box, Inc., Class A*	3,116,226
9,890	Cerence, Inc.*	1,063,274
99,514	ChannelAdvisor Corp.*	2,317,681
38,515	CommVault Systems, Inc.*	2,911,349
50,029	Cornerstone OnDemand, Inc.*	2,398,390
9,386	Digital Turbine, Inc.*	590,849
24,727	Domo, Inc., Class B*	2,184,136
18,747	eGain Corp.*	218,778
2,938	JFrog Ltd. (Israel) *(a)	128,743
8,562	Marathon Digital Holdings, Inc.*(a)	236,568
2,290	MicroStrategy, Inc., Class A *(a)	1,433,563
47,583	Momentive Global, Inc.*	999,243
2,650	Ping Identity Holding Corp.*	58,486
15,520	Rapid7, Inc.*	1,765,400
7,731	Riot Blockchain, Inc. *(a)	254,736
100,244	Sapiens International Corp. NV (Israel)	2,527,151
38,690	SPS Commerce, Inc.*	4,215,276
13,903	Telos Corp.*	389,562
64,565	Tenable Holdings, Inc.*	2,763,382
14,164	Upland Software, Inc.*	509,904
17,053	Workiva, Inc.*	2,212,968
46,694	Yext, Inc.*	608,423
86,815	Zix Corp.*	643,299
114,798	Zuora, Inc., Class A*	1,984,857

		40,321,078

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 5.3%
46,850	Abercrombie & Fitch Co., Class A*	$ 1,771,398
90,289	Academy Sports & Outdoors, Inc.*	3,345,207
119,683	American Eagle Outfitters, Inc.	4,125,473
11,634	Bed Bath & Beyond, Inc.*	332,034
37,636	Boot Barn Holdings, Inc.*	3,252,503
74,976	Buckle, Inc. (The)	3,154,990
62,768	Caleres, Inc.	1,552,880
80,625	Cato Corp. (The), Class A	1,330,313
37,426	Chico’s FAS, Inc.*	231,293
803	Citi Trends, Inc.*	64,039
4,548	Conn’s, Inc.*	101,148
28,153	Designer Brands, Inc., Class A*	410,189
67,442	Haverty Furniture Cos., Inc.	2,427,238
1,741	Murphy USA, Inc.	256,815
52,914	Shoe Carnival, Inc.	1,783,202
15,467	Signet Jewelers Ltd.	995,147
63,372	Tilly’s, Inc., Class A	939,807
85,177	Urban Outfitters, Inc.*	3,166,881
22,714	Zumiez, Inc.*	991,466

		30,232,023

Technology Hardware, Storage & Peripherals – 0.5%
15,751	3D Systems Corp.*	433,782
23,471	Eastman Kodak Co.*	173,216
33,244	Quantum Corp.*	206,113
19,464	Super Micro Computer, Inc.*	740,411
49,169	Turtle Beach Corp.*	1,519,322

		3,072,844

Textiles, Apparel & Luxury Goods – 0.6%
2,939	Crocs, Inc.*	399,145
22,310	Movado Group, Inc.	670,862
55,705	Steven Madden Ltd.	2,441,550

		3,511,557

Thrifts & Mortgage Finance – 1.1%
4,716	Bridgewater Bancshares, Inc.*	76,493
23,317	Merchants Bancorp	854,335
51,288	PennyMac Financial Services, Inc.	3,225,502
12,010	Walker & Dunlop, Inc.	1,242,795
10,669	Washington Federal, Inc.	344,289

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
17,627	WSFS Financial Corp.	$ 771,710

		6,515,124

Trading Companies & Distributors – 3.0%
51,838	Boise Cascade Co.	2,651,514
2,684	GMS, Inc.*	131,865
86,573	H&E Equipment Services, Inc.	2,946,079
17,690	Herc Holdings, Inc.*	2,194,268
39,436	McGrath RentCorp	3,092,571
175,098	MRC Global, Inc.*	1,605,649
67,555	Rush Enterprises, Inc., Class A	3,174,409
31,184	Titan Machinery, Inc.*	889,680
951	Transcat, Inc.*	60,721
7,908	Triton International Ltd. (Bermuda)	417,463

		17,164,219

Wireless Telecommunication Services – 0.1%
7,591	Gogo, Inc.*(a)	78,718
5,763	Shenandoah Telecommunications Co.	304,229

		382,947

TOTAL COMMON STOCKS (Cost $499,259,617)		$560,777,341

Shares	Dividend Rate	Value

Investment Company – 0.6%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,319,366	0.026%	$ 3,319,366
(Cost $3,319,366)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $502,578,983)		$564,096,707

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.6%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,455,108	0.026%	$ 9,455,108
(Cost $9,455,108)

TOTAL INVESTMENTS – 99.9% (Cost $512,034,091)		$573,551,815

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		293,305

NET ASSETS – 100.0%		$573,845,120

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-Mini Russell 2000 Index	80	09/17/21	$9,180,123	$(293,723)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Auto Components – 1.0%
66,896	Tenneco, Inc., Class A*	$ 1,164,659
36,493	Visteon Corp.*	4,162,027
9,180	XPEL, Inc.*	850,068

		6,176,754

Banks – 0.8%
41,084	Atlantic Capital Bancshares, Inc.*	986,016
78,018	Bancorp, Inc. (The)*	1,823,281
2,467	Capital City Bank Group, Inc.	60,047
4,546	CBTX, Inc.	119,560
34,376	First Foundation, Inc.	810,242
1,750	International Bancshares Corp.	68,390
3,766	Silvergate Capital Corp., Class A*	387,145
7,517	Triumph Bancorp, Inc.*	576,253

		4,830,934

Beverages – 0.6%
11,154	Celsius Holdings, Inc.*	765,499
6,672	Coca-Cola Consolidated, Inc.	2,663,129
8,294	National Beverage Corp.	376,382

		3,805,010

Biotechnology – 11.7%
88,880	ACADIA Pharmaceuticals, Inc.*	1,922,474
184,242	Affimed NV (Germany)*	1,225,209
73,910	Aldeyra Therapeutics, Inc.*	657,799
24,246	Alector, Inc.*	582,753
45,532	Alkermes PLC*	1,177,913
16,480	Allakos, Inc.*	1,311,149
25,366	Allogene Therapeutics, Inc.*	556,784
158,737	Amicus Therapeutics, Inc.*	1,474,667
11,427	Anavex Life Sciences Corp.*	205,115
36,121	Apellis Pharmaceuticals, Inc.*	2,311,383
2,936	Applied Molecular Transport, Inc.*	82,296
63,369	Ardelyx, Inc.*	110,262
50,793	Arrowhead Pharmaceuticals, Inc.*	3,519,447
154,466	Avid Bioservices, Inc.*	3,962,053
6,662	Beam Therapeutics, Inc.*	612,904
33,996	Bridgebio Pharma, Inc.*	1,817,086
51,619	CareDx, Inc.*	4,338,061
6,784	Cortexyme, Inc.*(a)	383,364
81,910	Denali Therapeutics, Inc.*	4,179,867
2,758	Design Therapeutics, Inc.*	42,694
17,112	Dicerna Pharmaceuticals, Inc.*	641,871

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
120,327	Dynavax Technologies Corp.*(a)	$ 1,123,854
15,296	Eagle Pharmaceuticals, Inc.*	711,264
63,224	Editas Medicine, Inc.*	2,646,557
62,136	Eiger BioPharmaceuticals, Inc.*	494,603
5,950	Evelo Biosciences, Inc.*(a)	54,799
17,629	Fate Therapeutics, Inc.*	1,459,681
25,510	FibroGen, Inc.*	331,630
124,295	Flexion Therapeutics, Inc.*	737,069
34,734	Global Blood Therapeutics, Inc.*	949,280
54,169	Halozyme Therapeutics, Inc.*	2,238,805
8,942	Inhibrx, Inc.*	254,489
13,819	Insmed, Inc.*	339,947
25,944	Intellia Therapeutics, Inc.*	3,680,156
21,788	Intercept Pharmaceuticals, Inc.*	376,497
144,747	Kadmon Holdings, Inc.*	544,249
6,595	Karuna Therapeutics, Inc.*	753,281
11,698	Kodiak Sciences, Inc.*	980,760
9,542	Kymera Therapeutics, Inc.*	574,238
7,118	Madrigal Pharmaceuticals, Inc.*	621,544
10,627	Myriad Genetics, Inc.*	336,132
69,646	Ocugen, Inc.*(a)	467,325
76,435	OPKO Health, Inc.*	262,936
109,610	Organogenesis Holdings, Inc.*	1,681,417
42,581	Precision BioSciences, Inc.*	419,849
35,545	Protagonist Therapeutics, Inc.*	1,756,989
1,143	Prothena Corp. PLC (Ireland)*	57,264
8,972	PTC Therapeutics, Inc.*	343,897
63,368	Puma Biotechnology, Inc.*	476,527
9,537	Recursion Pharmaceuticals, Inc., Class A*	289,448
69,697	Rigel Pharmaceuticals, Inc.*	278,788
23,509	Rubius Therapeutics, Inc.*	505,208
68,794	Sana Biotechnology, Inc.*(a)	1,120,654
185,039	Selecta Biosciences, Inc.*	640,235
18,864	Seres Therapeutics, Inc.*	133,934
67,312	Sorrento Therapeutics, Inc.*(a)	552,632
10,491	Stoke Therapeutics, Inc.*	300,357
54,145	Translate Bio, Inc.*	1,496,568
44,350	Twist Bioscience Corp.*	5,457,268
5,031	Vaxart, Inc.*	36,173
28,853	Veracyte, Inc.*	1,285,690
19,396	Vericel Corp.*	1,026,824
17,339	Vir Biotechnology, Inc.*	618,135
25,715	Y-mAbs Therapeutics, Inc.*	851,167

		70,383,271

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.7%
5,665	Cornerstone Building Brands, Inc.*	$ 95,285
17,784	Masonite International Corp.*	2,012,437
11,813	Resideo Technologies, Inc.*	348,484
14,676	Simpson Manufacturing Co., Inc.	1,650,757

		4,106,963

Capital Markets – 3.6%
81,586	Artisan Partners Asset Management, Inc., Class A	3,923,471
30,242	Brightsphere Investment Group, Inc.	755,747
51,117	Focus Financial Partners, Inc., Class A*	2,623,836
13,219	Greenhill & Co., Inc.	211,768
28,359	Hamilton Lane, Inc., Class A	2,637,387
5,306	Moelis & Co., Class A	314,380
89,022	Open Lending Corp., Class A*	3,382,836
59,624	Oppenheimer Holdings, Inc., Class A	2,680,099
33,404	Pzena Investment Management, Inc., Class A	382,476
14,129	Virtus Investment Partners, Inc.	3,901,441
135,023	WisdomTree Investments, Inc.	834,442

		21,647,883

Chemicals – 0.6%
2,640	Hawkins, Inc.	95,858
13,341	Innospec, Inc.	1,180,012
59,161	Livent Corp.*	1,154,231
52,263	Orion Engineered Carbons SA (Germany)*	944,915

		3,375,016

Commercial Services & Supplies – 1.0%
8,643	Brink’s Co. (The)	665,165
32,387	Casella Waste Systems, Inc., Class A*	2,227,578
16,105	Cimpress PLC (Ireland)*	1,646,736
37,427	Ennis, Inc.	739,932
104,673	Pitney Bowes, Inc.	837,384

		6,116,795

Communications Equipment – 1.5%
45,481	Calix, Inc.*	2,127,601
13,144	Cambium Networks Corp.*	578,993
70,665	Casa Systems, Inc.*	530,694
27,282	Clearfield, Inc.*	1,187,313
262,329	Extreme Networks, Inc.*	2,888,242

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
174,016	Infinera Corp.*	$ 1,724,499

		9,037,342

Construction & Engineering – 1.4%
39,634	Comfort Systems USA, Inc.	2,962,642
5,477	Dycom Industries, Inc.*	380,104
9,514	Sterling Construction Co., Inc.*	208,927
179,993	WillScot Mobile Mini Holdings Corp.*	5,167,599

		8,719,272

Consumer Finance – 0.1%
1,809	Atlanticus Holdings Corp.*	78,655
4,139	Regional Management Corp.	214,111

		292,766

Distributors – 0.3%
102,593	Funko, Inc., Class A*	1,914,385

Diversified Financial Services – 0.0%
4,674	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	77,027

Diversified Telecommunication Services – 1.1%
24,860	Cogent Communications Holdings, Inc.	1,929,385
105,365	Iridium Communications, Inc.*	4,449,564

		6,378,949

Electrical Equipment – 1.6%
3,110	Allied Motion Technologies, Inc.	102,350
70,189	Atkore, Inc.*	5,271,896
8,497	Bloom Energy Corp., Class A*	185,235
310,933	GrafTech International Ltd.	3,535,308
14,237	Stem, Inc.*(a)	385,965

		9,480,754

Electronic Equipment, Instruments & Components – 1.3%
7,022	908 Devices, Inc.*(a)	219,438
6,034	Advanced Energy Industries, Inc.	626,027
26,429	Arlo Technologies, Inc.*	161,481
20,907	CTS Corp.	731,536
41,342	MicroVision, Inc.*	569,279
10,297	nLight, Inc.*	357,203
3,053	PAR Technology Corp.*(a)	186,386
14,220	Rogers Corp.*	2,710,332

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
3,990	Vishay Intertechnology, Inc.	$ 88,299
53,831	Vishay Precision Group, Inc.*	1,955,680

		7,605,661

Energy Equipment & Services – 0.2%
25,061	DMC Global, Inc.*	1,096,920
61,710	TETRA Technologies, Inc.*	190,684
7,872	US Silica Holdings, Inc.*	79,507

		1,367,111

Entertainment – 0.5%
172,234	Cinemark Holdings, Inc.*	2,674,794
23,025	IMAX Corp.*	371,623

		3,046,417

Equity Real Estate Investment Trusts (REITs) – 3.4%
3,060	Alexander’s, Inc. REIT	853,250
24,194	City Office REIT, Inc. REIT	311,377
82,337	Community Healthcare Trust, Inc. REIT	4,102,853
21,313	EastGroup Properties, Inc. REIT	3,755,777
1,408	Gladstone Commercial Corp. REIT	32,637
100,234	Kite Realty Group Trust REIT	2,020,717
171,384	Lexington Realty Trust REIT	2,253,700
93,157	National Storage Affiliates Trust REIT	5,046,315
32,544	NexPoint Residential Trust, Inc. REIT	1,918,469
919	Terreno Realty Corp. REIT	62,823
6,454	Universal Health Realty Income Trust REIT	385,626

		20,743,544

Food & Staples Retailing – 0.9%
119,310	Performance Food Group Co.*	5,466,784

Food Products – 0.2%
12,530	John B. Sanfilippo & Son, Inc.	1,157,271
3,266	Tattooed Chef, Inc.*	64,405

		1,221,676

Health Care Equipment & Supplies – 6.2%
31,797	Accuray, Inc.*	130,368
7,161	Apyx Medical Corp.*	64,449
24,843	CryoLife, Inc.*	670,761
8,027	Cutera, Inc.*	417,003
5,658	Glaukos Corp.*	288,558
16,954	Heska Corp.*	4,080,828

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
1,351	Integer Holdings Corp.*	$ 132,249
9,456	iRhythm Technologies, Inc.*	483,391
56,943	LeMaitre Vascular, Inc.	3,101,116
30,670	LivaNova PLC*	2,646,821
35,615	Merit Medical Systems, Inc.*	2,496,255
116,212	Natus Medical, Inc.*	3,102,860
106,657	Neogen Corp.*	4,645,979
15,221	Neuronetics, Inc.*	201,830
35,381	Retractable Technologies, Inc.*(a)	416,434
62,041	Senseonics Holdings, Inc.*(a)	190,466
25,757	Shockwave Medical, Inc.*	4,687,774
9,601	SI-BONE, Inc.*	291,294
30,692	STAAR Surgical Co.*	3,926,121
57,205	Stereotaxis, Inc.*	521,138
74,389	Surmodics, Inc.*	4,099,578
9,210	Utah Medical Products, Inc.	823,374

		37,418,647

Health Care Providers & Services – 4.4%
36,264	1Life Healthcare, Inc.*	980,579
15,740	Accolade, Inc.*	736,789
6,984	AMN Healthcare Services, Inc.*	702,311
212,534	Community Health Systems, Inc.*	2,830,953
108,841	Hanger, Inc.*	2,670,958
8,017	HealthEquity, Inc.*	593,098
25,815	InfuSystem Holdings, Inc.*	471,124
44,495	Joint Corp. (The)*	3,514,660
9,780	National Research Corp.	516,188
5,942	Owens & Minor, Inc.	274,817
19,439	Patterson Cos., Inc.	605,136
8,531	Progyny, Inc.*	475,091
71,036	RadNet, Inc.*	2,609,863
138,941	Select Medical Holdings Corp.	5,481,222
78,692	Sharps Compliance Corp.*	785,346
28,694	Surgery Partners, Inc.*	1,565,545
14,360	US Physical Therapy, Inc.	1,696,778

		26,510,458

Health Care Technology – 1.9%
26,015	Health Catalyst, Inc.*	1,510,431
78,065	Inovalon Holdings, Inc., Class A*	2,957,102
19,662	Inspire Medical Systems, Inc.*	3,601,292
14,251	Omnicell, Inc.*	2,087,771
11,399	OptimizeRx Corp.*	630,023

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – (continued)
18,007	Vocera Communications, Inc.*	$ 755,574

		11,542,193

Hotels, Restaurants & Leisure – 4.5%
61,717	Bloomin’ Brands, Inc.*	1,550,948
25,201	Cheesecake Factory, Inc. (The)*	1,140,597
5,957	Dave & Buster’s Entertainment, Inc.*	198,249
24,065	Dine Brands Global, Inc.*	1,864,316
73,493	Everi Holdings, Inc.*	1,667,556
121,253	International Game Technology PLC*	2,273,494
35,522	Monarch Casino & Resort, Inc.*	2,268,080
1,408	Papa John’s International, Inc.	160,681
15,448	PlayAGS, Inc.*	119,876
5,116	RCI Hospitality Holdings, Inc.	321,080
112,512	Red Rock Resorts, Inc., Class A*	4,432,973
90,176	Ruth’s Hospitality Group, Inc.*	1,800,815
51,351	SeaWorld Entertainment, Inc.*	2,434,551
12,065	Shake Shack, Inc., Class A*	1,213,015
60,608	Texas Roadhouse, Inc.	5,586,239

		27,032,470

Household Durables – 1.8%
74,292	Casper Sleep, Inc.*	513,358
22,556	Century Communities, Inc.	1,566,514
156,197	GoPro, Inc., Class A*	1,599,457
8,118	Installed Building Products, Inc.	974,160
6,828	iRobot Corp.*	597,450
5,697	LGI Homes, Inc.*	973,617
126,555	Sonos, Inc.*	4,224,406
11,072	Tri Pointe Homes, Inc.*	267,057

		10,716,019

Insurance – 2.8%
121,778	American Equity Investment Life Holding Co.	3,907,856
14,465	Argo Group International Holdings Ltd.	754,061
57,834	BRP Group, Inc., Class A*	1,576,555
10,479	Goosehead Insurance, Inc., Class A	1,259,471
28,175	Kinsale Capital Group, Inc.	5,033,323
8,446	MBIA, Inc.*	110,220
66,630	Stewart Information Services Corp.	3,931,836
17,818	Tiptree, Inc.	171,231

		16,744,553

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 2.0%
77,327	Cargurus, Inc.*	$ 2,211,552
40,377	Cars.com, Inc.*	487,754
158,406	Eventbrite, Inc., Class A*	2,814,875
40,332	fuboTV, Inc.*(a)	1,050,245
8,685	Liberty TripAdvisor Holdings, Inc., Class A*	36,304
102,921	QuinStreet, Inc.*	1,887,571
95,278	Yelp, Inc.*	3,563,397

		12,051,698

Internet & Direct Marketing Retail – 1.3%
26,816	1-800-Flowers.com, Inc., Class A*	817,888
71,108	Groupon, Inc.*	2,586,198
11,691	Lands’ End, Inc.*	448,116
13,847	Liquidity Services, Inc.*	274,724
2,553	Revolve Group, Inc.*	177,714
3,367	Shutterstock, Inc.	365,286
53,527	Stitch Fix, Inc., Class A*	2,886,176

		7,556,102

IT Services – 1.4%
125,606	Brightcove, Inc.*	1,440,701
40,280	ExlService Holdings, Inc.*	4,560,501
51,420	Hackett Group, Inc. (The)	921,446
15,699	Perficient, Inc.*	1,480,259

		8,402,907

Leisure Products – 0.1%
13,736	Smith & Wesson Brands, Inc.	322,109

Life Sciences Tools & Services – 1.6%
60,340	Bionano Genomics, Inc.*(a)	357,816
40,206	Harvard Bioscience, Inc.*	317,225
4,271	Inotiv, Inc.*	111,559
32,234	Medpace Holdings, Inc.*	5,671,250
35,676	NanoString Technologies, Inc.*	2,209,771
15,830	Pacific Biosciences of California, Inc.*	508,934
12,114	Personalis, Inc.*	254,273
1,358	Quanterix Corp.*	72,178

		9,503,006

Machinery – 2.3%
9,290	CIRCOR International, Inc.*	286,504
28,855	Douglas Dynamics, Inc.	1,151,315
2,014	Energy Recovery, Inc.*	42,596

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
18,135	Enerpac Tool Group Corp.	$ 465,525
7,777	Federal Signal Corp.	308,047
31,453	Franklin Electric Co., Inc.	2,571,597
10,332	Hydrofarm Holdings Group, Inc.*	509,781
454	Kadant, Inc.	81,779
58,390	Nikola Corp.*(a)	693,089
527	Omega Flex, Inc.	82,644
3,780	RBC Bearings, Inc.*	888,300
44,880	Rexnord Corp.	2,528,090
94,040	Terex Corp.	4,506,397

		14,115,664

Marine – 0.0%
2,047	Eagle Bulk Shipping, Inc.*	85,360
41,823	Safe Bulkers, Inc. (Greece)*	139,689

		225,049

Media – 0.9%
8,617	Cardlytics, Inc.*	1,085,397
3,089	Daily Journal Corp.*	1,028,637
13,143	EW Scripps Co. (The), Class A	250,769
36,271	Magnite, Inc.*	1,099,011
29,821	TechTarget, Inc.*	2,179,319
1,874	Thryv Holdings, Inc.*	62,254

		5,705,387

Metals & Mining – 0.2%
14,278	Hecla Mining Co.	95,520
20,221	MP Materials Corp.*(a)	760,714
40,207	Novagold Resources, Inc. (Canada)*	314,419

		1,170,653

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
83,591	Arbor Realty Trust, Inc.REIT	1,528,043

Oil, Gas & Consumable Fuels – 1.5%
15,214	Callon Petroleum Co.*	598,823
33,181	Contango Oil & Gas Co.*	126,751
19,635	Falcon Minerals Corp.	93,659
224,555	Kosmos Energy Ltd. (Ghana)*	518,722
194,296	Magnolia Oil & Gas Corp., Class A*	2,720,144
104,484	Matador Resources Co.	3,228,556
29,452	Ovintiv, Inc.	755,738
17,574	SM Energy Co.	328,634

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
122,056	Southwestern Energy Co.*	$ 574,884
31,318	W&T Offshore, Inc.*	126,838

		9,072,749

Personal Products – 0.2%
14,208	Inter Parfums, Inc.	1,092,169
913	Medifast, Inc.	260,671

		1,352,840

Pharmaceuticals – 2.8%
280,169	Amneal Pharmaceuticals, Inc.*	1,381,233
88,159	Amphastar Pharmaceuticals, Inc.*	1,846,931
78,721	ANI Pharmaceuticals, Inc.*	2,671,003
143,980	Antares Pharma, Inc.*	633,512
2,366	Arvinas, Inc.*	239,202
468,884	BioDelivery Sciences International, Inc.*	1,763,004
14,326	Cassava Sciences, Inc.*(a)	996,087
54,640	Collegium Pharmaceutical, Inc.*	1,359,990
144,814	Durect Corp.*	204,188
42,365	Endo International PLC*	214,367
11,139	Evolus, Inc.*	120,524
20,615	Nuvation Bio, Inc.*	178,114
6,434	Ocular Therapeutix, Inc.*	70,838
16,405	Pacira BioSciences, Inc.*	967,075
142,055	Phibro Animal Health Corp., Class A	3,362,442
11,192	Prestige Consumer Healthcare, Inc.*	588,140
74,279	SIGA Technologies, Inc.*	473,157

		17,069,807

Professional Services – 3.1%
35,304	ASGN, Inc.*	3,570,294
9,250	CRA International, Inc.	793,002
45,086	Exponent, Inc.	4,828,260
11,615	Forrester Research, Inc.*	544,163
12,966	Franklin Covey Co.*	474,426
46,450	Kforce, Inc.	2,899,873
2,319	Korn Ferry	159,408
29,611	TriNet Group, Inc.*	2,457,121
58,138	Upwork, Inc.*	3,010,967

		18,737,514

Road & Rail – 1.2%
28,302	Daseke, Inc.*	195,567
2,477	HyreCar, Inc.*	43,298

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
112,658	Marten Transport Ltd.	$ 1,782,249
17,192	Saia, Inc.*	3,885,392
3,232	Universal Logistics Holdings, Inc.	74,498
28,056	Werner Enterprises, Inc.	1,282,440

		7,263,444

Semiconductors & Semiconductor Equipment – 4.1%
42,170	Ambarella, Inc.*	4,153,323
110,272	Axcelis Technologies, Inc.*	4,250,986
25,966	CEVA, Inc.*	1,288,952
52,533	Cohu, Inc.*	1,860,194
72,791	FormFactor, Inc.*	2,712,193
15,788	Ichor Holdings Ltd.*	814,187
24,728	Kulicke & Soffa Industries, Inc. (Singapore)	1,344,214
46,395	Lattice Semiconductor Corp.*	2,632,916
18,793	MACOM Technology Solutions Holdings, Inc.*	1,159,904
23,532	MaxLinear, Inc.*	1,134,948
8,844	Power Integrations, Inc.	857,780
5,812	SiTime Corp.*	788,340
9,473	SMART Global Holdings, Inc.*	443,715
4,840	Synaptics, Inc.*	735,293
10,951	Ultra Clean Holdings, Inc.*	591,463

		24,768,408

Software – 12.5%
121,925	ACI Worldwide, Inc.*	4,182,027
4,010	American Software, Inc., Class A	88,220
28,857	Appian Corp.*	3,359,821
42,942	Bottomline Technologies DE, Inc.*	1,733,139
172,290	Box, Inc., Class A*	4,121,177
18,738	Cerence, Inc.*	2,014,522
156,065	ChannelAdvisor Corp.*	3,634,754
52,679	CommVault Systems, Inc.*	3,982,006
88,516	Cornerstone OnDemand, Inc.*	4,243,457
30,446	Digital Turbine, Inc.*	1,916,576
39,769	Domo, Inc., Class B*	3,512,796
13,968	J2 Global, Inc.*	1,973,259
14,126	JFrog Ltd. (Israel)*(a)	619,001
7,186	LivePerson, Inc.*	457,676
4,975	MicroStrategy, Inc., Class A*(a)	3,114,400
24,882	Mimecast Ltd.*	1,382,195
131,573	Momentive Global, Inc.*	2,763,033
23,369	Progress Software Corp.	1,065,393

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
19,489	Rapid7, Inc.*	$ 2,216,874
24,523	Riot Blockchain, Inc.*(a)	808,033
134,056	Sapiens International Corp. NV (Israel)	3,379,552
52,017	SPS Commerce, Inc.*	5,667,252
40,741	Telos Corp.*	1,141,563
86,321	Tenable Holdings, Inc.*	3,694,539
33,086	Upland Software, Inc.*	1,191,096
34,625	Varonis Systems, Inc.*	2,119,050
13,108	Vonage Holdings Corp.*	186,920
31,921	Workiva, Inc.*	4,142,388
136,816	Yext, Inc.*	1,782,712
212,195	Zix Corp.*	1,572,365
200,372	Zuora, Inc., Class A*	3,464,432

		75,530,228

Specialty Retail – 5.6%
5,981	Aaron’s Co., Inc. (The)	172,672
1,372	Abercrombie & Fitch Co., Class A*	51,875
21,778	Academy Sports & Outdoors, Inc.*	806,875
142,980	American Eagle Outfitters, Inc.	4,928,521
6,114	Asbury Automotive Group, Inc.*	1,256,182
5,076	Blink Charging Co.*(a)	175,274
50,726	Boot Barn Holdings, Inc.*	4,383,741
82,734	Buckle, Inc. (The)	3,481,447
69,495	Caleres, Inc.	1,719,306
8,585	Camping World Holdings, Inc., Class A	337,906
34,984	Cato Corp. (The), Class A	577,236
16,373	Children’s Place, Inc. (The)*	1,380,735
13,144	Citi Trends, Inc.*	1,048,234
94,683	Designer Brands, Inc., Class A*	1,379,531
42,161	Haverty Furniture Cos., Inc.	1,517,374
29,517	Murphy USA, Inc.	4,354,053
34,982	Shoe Carnival, Inc.	1,178,893
24,667	Signet Jewelers Ltd.	1,587,075
98,346	Urban Outfitters, Inc.*	3,656,504

		33,993,434

Technology Hardware, Storage & Peripherals – 0.5%
34,844	3D Systems Corp.*	959,604
11,574	Corsair Gaming, Inc.*(a)	337,845
20,123	Eastman Kodak Co.*	148,507
52,561	Turtle Beach Corp.*	1,624,135

		3,070,091

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.4%
12,026	Crocs, Inc.*	$ 1,633,251
29,653	Kontoor Brands, Inc.	1,642,183
106,375	Steven Madden Ltd.	4,662,417
10,502	Wolverine World Wide, Inc.	352,237

		8,290,088

Thrifts & Mortgage Finance – 0.1%
8,084	PennyMac Financial Services, Inc.	508,403

Trading Companies & Distributors – 1.8%
907	Boise Cascade Co.	46,393
100,418	H&E Equipment Services, Inc.	3,417,225
20,297	Herc Holdings, Inc.*	2,517,640
44,214	McGrath RentCorp	3,467,262
27,946	MRC Global, Inc.*	256,265
20,176	Titan Machinery, Inc.*	575,621
7,437	Transcat, Inc.*	474,852

		10,755,258

Wireless Telecommunication Services – 0.1%
10,648	Shenandoah Telecommunications Co.	562,108

TOTAL COMMON STOCKS (Cost $533,654,484)		$ 597,313,644

Shares	Dividend Rate	Value

Investment Company – 2.4%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,398,274	0.026%	$ 14,398,274
(Cost $14,398,274)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $548,052,758)		$ 611,711,918

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.3%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,996,823	0.026%	$ 13,996,823
(Cost $13,996,823)

TOTAL INVESTMENTS – 103.8%
(Cost $562,049,581)		$625,708,741

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%		(22,919,303)

NET ASSETS – 100.0%		$602,789,438

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-Mini Russell 2000 Index	4	09/17/21	$442,199	$2,121

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 0.9%
29,907	AAR Corp.*	$ 1,069,474
19,493	Kaman Corp.	864,515
31,155	Maxar Technologies, Inc.	1,129,992
24,016	Moog, Inc., Class A	1,870,126
107,255	Parsons Corp.*	4,142,188
43,532	Vectrus, Inc.*	1,971,564

		11,047,859

Air Freight & Logistics – 0.0%
2,193	Echo Global Logistics, Inc.*	67,830
49,070	Radiant Logistics, Inc.*	305,215

		373,045

Auto Components – 0.9%
56,029	Adient PLC*	2,360,502
501,861	Goodyear Tire & Rubber Co. (The)*	7,884,236

		10,244,738

Automobiles – 0.0%
39,759	Workhorse Group, Inc.*(a)	458,819

Banks – 14.1%
58,673	1st Source Corp.	2,686,637
8,806	Allegiance Bancshares, Inc.	321,155
56,193	Amalgamated Financial Corp.	863,124
83,426	Ameris Bancorp	4,055,338
18,655	Arrow Financial Corp.	672,513
129,729	Atlantic Capital Bancshares, Inc.*	3,113,496
163,799	Atlantic Union Bankshares Corp.	5,809,951
345,566	Bancorp, Inc. (The)*	8,075,877
17,645	Bank of Marin Bancorp	612,281
11,843	Banner Corp.	628,153
66,886	Byline Bancorp, Inc.	1,646,064
73,341	Cadence BanCorp	1,393,479
4,430	Cambridge Bancorp	379,119
33,679	Camden National Corp.	1,507,809
26,315	Capital Bancorp, Inc.	597,877
25,543	Capital City Bank Group, Inc.	621,717
22,398	Capstar Financial Holdings, Inc.	474,838
21,131	Civista Bancshares, Inc.	483,689
136,459	Columbia Banking System, Inc.	4,767,877
35,282	Community Trust Bancorp, Inc.	1,402,812
66,572	Customers Bancorp, Inc.*	2,411,238

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
364,281	CVB Financial Corp.	$ 6,943,196
16,485	Equity Bancshares, Inc., Class A*	485,648
112,167	FB Financial Corp.	4,241,034
9,306	Financial Institutions, Inc.	273,969
355,155	First BanCorp. (Puerto Rico)	4,308,030
9,034	First Bancshares, Inc. (The)	348,441
36,399	First BankCorp	1,455,960
409,158	First Commonwealth Financial Corp.	5,388,611
12,671	First Financial Bancorp	285,097
271,019	First Foundation, Inc.	6,387,918
49,524	First Internet Bancorp	1,499,587
203,986	First Midwest Bancorp, Inc.	3,659,509
301,634	Fulton Financial Corp.	4,621,033
102,318	Glacier Bancorp, Inc.	5,275,516
99,334	Hancock Whitney Corp.	4,341,889
251,681	Hanmi Financial Corp.	4,588,145
16,047	Heartland Financial USA, Inc.	732,064
240,881	Home BancShares, Inc.	5,101,860
65,436	Independent Bank Corp.	1,376,119
188,838	International Bancshares Corp.	7,379,789
18,738	Mercantile Bank Corp.	585,562
3,753	Metropolitan Bank Holding Corp.*	266,576
16,800	Mid Penn Bancorp, Inc.	437,640
38,484	National Bank Holdings Corp., Class A	1,364,643
22,918	NBT Bancorp, Inc.	798,692
328,036	Old National Bancorp	5,278,099
66,876	Origin Bancorp, Inc.	2,720,516
16,563	QCR Holdings, Inc.	813,078
20,032	Republic Bancorp, Inc., Class A	976,760
4,266	S&T Bancorp, Inc.	125,634
18,036	Sandy Spring Bancorp, Inc.	750,117
51,531	Sierra Bancorp	1,243,443
25,314	South State Corp.	1,742,616
9,849	Southern First Bancshares, Inc.*	487,821
150,648	Southside Bancshares, Inc.	5,429,354
38,823	Spirit of Texas Bancshares, Inc.	903,799
254,680	Towne Bank	7,592,011
48,522	TriCo Bancshares	1,913,222
113,988	TriState Capital Holdings, Inc.*	2,315,096
249,624	Trustmark Corp.	7,493,712
32,973	UMB Financial Corp.	3,086,273
201,947	United Bankshares, Inc.	6,975,249
46,933	United Community Banks, Inc.	1,352,140

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
34,410	Univest Financial Corp.	$ 941,458
11,257	Westamerica BanCorp	625,326

		167,437,296

Biotechnology – 4.1%
141,135	Allogene Therapeutics, Inc.*	3,097,913
11,911	Anika Therapeutics, Inc.*	477,988
9,594	Arcus Biosciences, Inc.*	301,348
11,391	Arrowhead Pharmaceuticals, Inc.*	789,282
37,250	Atara Biotherapeutics, Inc.*	474,937
166,236	Avid Bioservices, Inc.*	4,263,953
20,442	Avrobio, Inc.*	150,453
95,456	BioCryst Pharmaceuticals, Inc.*	1,538,751
64,870	Bluebird Bio, Inc.*	1,648,347
3,686	Bridgebio Pharma, Inc.*	197,017
49,044	Cardiff Oncology, Inc.*	260,914
13,989	CareDx, Inc.*	1,175,636
12,002	ChemoCentryx, Inc.*	177,390
28,001	Denali Therapeutics, Inc.*	1,428,891
13,006	Design Therapeutics, Inc.*	201,333
4,227	Eagle Pharmaceuticals, Inc.*	196,555
83,720	Emergent BioSolutions, Inc.*	5,517,148
118,141	Homology Medicines, Inc.*	751,377
7,726	Ideaya Biosciences, Inc.*	189,287
77,037	ImmunityBio, Inc.*(a)	844,326
101,005	Inovio Pharmaceuticals, Inc.*(a)	848,442
21,507	Jounce Therapeutics, Inc.*	108,395
13,820	Kronos Bio, Inc.*	282,619
4,571	Krystal Biotech, Inc.*	267,129
162,012	Myriad Genetics, Inc.*	5,124,440
953,559	OPKO Health, Inc.*(a)	3,280,243
37,148	Organogenesis Holdings, Inc.*	569,850
22,558	Passage Bio, Inc.*	266,184
29,176	Sana Biotechnology, Inc.*(a)	475,277
383,022	Selecta Biosciences, Inc.*	1,325,256
39,647	Translate Bio, Inc.*	1,095,843
19,537	Twist Bioscience Corp.*	2,404,028
167,312	Vanda Pharmaceuticals, Inc.*	2,728,859
124,493	Veracyte, Inc.*	5,547,408
114,611	Viking Therapeutics, Inc.*	704,858
19,263	XBiotech, Inc.	312,061

		49,023,738

Shares	Description	Value

Common Stocks – (continued)
Building Products – 1.0%
27,870	Caesarstone Ltd.	$ 369,835
6,980	Griffon Corp.	161,378
30,020	JELD-WEN Holding, Inc.*	794,930
194,705	Quanex Building Products Corp.	4,836,472
183,485	Resideo Technologies, Inc.*	5,412,807

		11,575,422

Capital Markets – 2.1%
29,443	Artisan Partners Asset Management, Inc., Class A	1,415,914
15,386	AssetMark Financial Holdings, Inc.*	401,574
822,449	BGC Partners, Inc., Class A	4,400,102
81,513	Cowen, Inc., Class A	3,258,890
32,671	Donnelley Financial Solutions, Inc.*	1,052,333
141,754	Oppenheimer Holdings, Inc., Class A	6,371,842
27,974	Virtus Investment Partners, Inc.	7,724,461

		24,625,116

Chemicals – 1.4%
121,063	AdvanSix, Inc.*	4,049,557
36,929	American Vanguard Corp.	609,698
115,837	Amyris, Inc.*	1,688,904
30,169	FutureFuel Corp.	256,437
30,129	Innospec, Inc.	2,664,910
51,906	Koppers Holdings, Inc.*	1,594,033
38,188	Minerals Technologies, Inc.	3,063,441
175,349	Tronox Holdings PLC, Class A	3,231,682

		17,158,662

Commercial Services & Supplies – 1.1%
158,256	Ennis, Inc.	3,128,721
180,405	KAR Auction Services, Inc.*	2,973,075
151,177	Matthews International Corp., Class A	5,230,724
9,575	Steelcase, Inc., Class A	131,656
126,546	Team, Inc.*	780,789
15,230	US Ecology, Inc.*	533,050

		12,778,015

Communications Equipment – 0.8%
6,439	Calix, Inc.*	301,216
109,457	Digi International, Inc.*	2,263,571
100,796	EchoStar Corp., Class A*	2,247,751
105,974	Harmonic, Inc.*	937,870

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
5,397	NETGEAR, Inc.*	$ 184,847
123,271	NetScout Systems, Inc.*	3,545,274

		9,480,529

Construction & Engineering – 1.1%
165,514	APi Group, Inc.*(b)	3,793,581
26,660	Argan, Inc.	1,198,367
27,277	Concrete Pumping Holdings, Inc.*	237,310
4,703	EMCOR Group, Inc.	572,872
43,170	Matrix Service Co.*	470,985
136,750	Primoris Services Corp.	4,088,825
110,224	Sterling Construction Co., Inc.*	2,420,519
37,017	Tutor Perini Corp.*	520,829

		13,303,288

Construction Materials – 0.4%
157,725	Summit Materials, Inc., Class A*	5,299,560

Consumer Finance – 1.3%
128,184	LendingClub Corp.*	3,127,690
9,200	Nelnet, Inc., Class A	692,760
3,417	Oportun Financial Corp.*	72,030
74,129	PRA Group, Inc.*	2,875,464
131,872	PROG Holdings, Inc.	5,772,037
65,468	Regional Management Corp.	3,386,660

		15,926,641

Distributors – 0.2%
104,939	Funko, Inc., Class A*	1,958,162

Diversified Consumer Services – 0.0%
16,921	WW International, Inc.*	520,152

Diversified Financial Services – 0.5%
32,458	A-Mark Precious Metals, Inc.	1,653,411
188,788	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	3,111,226
51,824	Cannae Holdings, Inc.*	1,723,148

		6,487,785

Diversified Telecommunication Services – 0.4%
3,678	ATN International, Inc.	158,338

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
166,486	Consolidated Communications Holdings, Inc.*	$ 1,280,277
46,222	Iridium Communications, Inc.*	1,951,955
64,816	Liberty Latin America Ltd., Class A (Chile)*	884,739
12,982	Liberty Latin America Ltd., Class C (Chile)*	179,541

		4,454,850

Electric Utilities – 0.9%
207,646	Portland General Electric Co.	10,153,889

Electrical Equipment – 1.5%
86,996	Array Technologies, Inc.*	1,177,926
30,513	Atkore, Inc.*	2,291,832
64,866	Encore Wire Corp.	5,087,440
65,689	EnerSys	6,480,877
33,414	GrafTech International Ltd.	379,917
50,512	Powell Industries, Inc.	1,469,394
51,421	Thermon Group Holdings, Inc.*	856,674

		17,744,060

Electronic Equipment, Instruments & Components – 2.2%
66,755	Belden, Inc.	3,270,995
162,472	Benchmark Electronics, Inc.	4,289,261
109,438	CTS Corp.	3,829,236
64,243	Daktronics, Inc.*	392,525
12,973	ePlus, Inc.*	1,199,483
168,074	Knowles Corp.*	3,368,203
4,640	OSI Systems, Inc.*	464,232
7,207	PC Connection, Inc.	342,765
4,830	ScanSource, Inc.*	133,260
319,719	Vishay Intertechnology, Inc.	7,075,381
53,722	Vishay Precision Group, Inc.*	1,951,720

		26,317,061

Energy Equipment & Services – 0.9%
7,744	Bristow Group, Inc.*	201,189
126,663	ChampionX Corp.*	2,943,648
305,842	Helix Energy Solutions Group, Inc.*	1,269,244
10,110	Nabors Industries Ltd.*	884,726
169,301	Oceaneering International, Inc.*	2,244,931
327,241	Oil States International, Inc.*	1,852,184
33,247	RPC, Inc.*	139,638

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
131,067	US Silica Holdings, Inc.*	$ 1,323,777

		10,859,337

Entertainment – 2.1%
336,024	AMC Entertainment Holdings, Inc., Class A*(a)	12,439,608
295,856	Cinemark Holdings, Inc.*	4,594,644
275,996	IMAX Corp.*	4,454,575
132,961	Lions Gate Entertainment Corp., Class A*	1,998,404
79,588	Lions Gate Entertainment Corp., Class B*	1,063,296

		24,550,527

Equity Real Estate Investment Trusts (REITs) – 13.8%
140,257	Agree Realty Corp. REIT	10,540,314
11,332	Armada Hoffler Properties, Inc. REIT	147,316
34,258	CareTrust REIT, Inc. REIT	826,303
20,923	Centerspace REIT	1,883,070
339,906	City Office REIT, Inc. REIT	4,374,590
28,832	Community Healthcare Trust, Inc. REIT	1,436,699
26,325	DigitalBridge Group, Inc. REIT*	183,222
108,064	Empire State Realty Trust, Inc., Class A REIT	1,235,172
21,672	Franklin Street Properties Corp. REIT	113,128
36,682	Getty Realty Corp. REIT	1,158,784
220,567	Gladstone Commercial Corp. REIT	5,112,743
204,566	Global Medical REIT, Inc. REIT	3,183,047
398,461	Global Net Lease, Inc. REIT	7,359,575
175,749	Healthcare Realty Trust, Inc. REIT	5,602,878
381,826	Independence Realty Trust, Inc. REIT	7,361,605
292,803	Industrial Logistics Properties Trust REIT	7,934,961
374,395	Kite Realty Group Trust REIT	7,547,803
739,164	Lexington Realty Trust REIT	9,720,007
129,660	Macerich Co. (The) REIT	2,113,458
109,817	National Storage Affiliates Trust REIT	5,948,787
140,145	NexPoint Residential Trust, Inc. REIT	8,261,548
147,934	Outfront Media, Inc. REIT*	3,534,143
244,612	Paramount Group, Inc. REIT	2,387,413
432,055	Piedmont Office Realty Trust, Inc., Class A REIT	8,217,686
2,366	PotlatchDeltic Corp. REIT	122,890
334,220	Retail Opportunity Investments Corp. REIT	5,905,667
432,589	Retail Properties of America, Inc., Class A REIT	5,454,947
132,757	Retail Value, Inc. REIT	3,244,581

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
257,856	RPT Realty REIT	$ 3,285,086
19,860	Sabra Health Care REIT, Inc. REIT	369,197
552,337	SITE Centers Corp. REIT	8,760,065
298,154	STAG Industrial, Inc. REIT	12,319,723
26,707	Tanger Factory Outlet Centers, Inc. REIT	458,559
151,616	Terreno Realty Corp. REIT	10,364,470
92,988	Urban Edge Properties REIT	1,766,772
242,366	Urstadt Biddle Properties, Inc., Class A REIT	4,621,920
241,371	Whitestone REIT	2,136,133

		164,994,262

Food & Staples Retailing – 1.0%
109,062	Ingles Markets, Inc., Class A	6,517,545
47,638	Natural Grocers by Vitamin Cottage, Inc.	532,593
105,170	Performance Food Group Co.*	4,818,890
28,021	Rite Aid Corp.*(a)	425,919

		12,294,947

Food Products – 0.2%
34,203	B&G Foods, Inc.(a)	982,310
24,243	Seneca Foods Corp., Class A*	1,327,062

		2,309,372

Gas Utilities – 0.7%
90,252	Northwest Natural Holding Co.	4,719,277
56,760	Southwest Gas Holdings, Inc.	3,969,227

		8,688,504

Health Care Equipment & Supplies – 1.8%
91,386	AngioDynamics, Inc.*	2,433,609
11,022	Heska Corp.*	2,652,995
60,275	Integer Holdings Corp.*	5,900,320
80,210	Invacare Corp.*	579,918
25,109	LeMaitre Vascular, Inc.	1,367,436
35,493	Meridian Bioscience, Inc.*	727,607
169,170	Natus Medical, Inc.*	4,516,839
7,829	Utah Medical Products, Inc.	699,913
98,548	Varex Imaging Corp.*	2,690,360

		21,568,997

Health Care Providers & Services – 2.7%
313,715	Community Health Systems, Inc.*	4,178,684
72,472	Covetrus, Inc.*	1,845,137

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
7,268	Fulgent Genetics, Inc.*(a)	$ 670,473
130,975	Hanger, Inc.*	3,214,127
4,813	InfuSystem Holdings, Inc.*	87,837
2,579	Joint Corp. (The)*	203,715
40,293	National HealthCare Corp.	3,128,751
72,855	Patterson Cos., Inc.	2,267,976
167,238	Select Medical Holdings Corp.	6,597,539
124,718	Tenet Healthcare Corp.*	8,959,741
26,263	Triple-S Management Corp. (Puerto Rico)*	638,979

		31,792,959

Health Care Technology – 0.3%
173,487	Castlight Health, Inc., Class B*	404,225
22,495	Computer Programs and Systems, Inc.	710,167
25,444	HealthStream, Inc.*	743,219
134,315	NextGen Healthcare, Inc.*	2,178,589

		4,036,200

Hotels, Restaurants & Leisure – 1.3%
25,459	Carrols Restaurant Group, Inc.*	125,004
68,149	Fiesta Restaurant Group, Inc.*	912,515
37,850	Monarch Casino & Resort, Inc.*	2,416,722
162,405	Red Rock Resorts, Inc., Class A*	6,398,757
57,409	SeaWorld Entertainment, Inc.*	2,721,761
26,806	Texas Roadhouse, Inc.	2,470,709

		15,045,468

Household Durables – 1.4%
5,818	Bassett Furniture Industries, Inc.	132,534
103,311	Ethan Allen Interiors, Inc.	2,455,702
8,427	Hooker Furniture Corp.	279,692
46,767	M/I Homes, Inc.*	3,026,293
9,889	Sonos, Inc.*	330,095
382,964	Tri Pointe Homes, Inc.*	9,237,092
16,346	Universal Electronics, Inc.*	764,012
38,483	VOXX International Corp.*	439,476

		16,664,896

Independent Power and Renewable Electricity Producers – 0.2%
90,024	Clearway Energy, Inc., Class C	2,581,888

Insurance – 4.3%
89,638	Ambac Financial Group, Inc.*	1,301,544

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
284,012	American Equity Investment Life Holding Co.	$ 9,113,945
97,907	AMERISAFE, Inc.	5,600,280
150,966	Argo Group International Holdings Ltd.	7,869,858
54,919	Donegal Group, Inc., Class A	849,597
1,584,621	Genworth Financial, Inc., Class A*	5,292,634
43,349	Goosehead Insurance, Inc., Class A	5,210,116
1,728	Investors Title Co.	287,764
1,133	Kinsale Capital Group, Inc.	202,405
261,489	MBIA, Inc.*	3,412,431
8,709	National Western Life Group, Inc., Class A	1,810,514
133,066	Stewart Information Services Corp.	7,852,225
244,751	Tiptree, Inc.	2,352,057

		51,155,370

Interactive Media & Services – 0.8%
213,602	Cars.com, Inc.*	2,580,312
62,134	Eventbrite, Inc., Class A*	1,104,121
502,252	TrueCar, Inc.*	2,641,846
94,708	Yelp, Inc.*	3,542,079

		9,868,358

Internet & Direct Marketing Retail – 0.5%
86,252	Groupon, Inc.*	3,136,985
66,659	Lands’ End, Inc.*	2,555,039
3,366	Stitch Fix, Inc., Class A*	181,495

		5,873,519

IT Services – 0.7%
204,681	Conduent, Inc.*	1,373,409
60,361	Hackett Group, Inc. (The)	1,081,669
144,877	LiveRamp Holdings, Inc.*	5,796,529

		8,251,607

Leisure Products – 0.7%
32,139	Acushnet Holdings Corp.	1,646,481
142,242	Callaway Golf Co.*	4,506,227
46,464	Vista Outdoor, Inc.*	1,876,681

		8,029,389

Life Sciences Tools & Services – 0.4%
19,922	Fluidigm Corp.*(a)	147,622
13,913	Harvard Bioscience, Inc.*	109,774
16,630	Medpace Holdings, Inc.*	2,925,882

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
17,263	Pacific Biosciences of California, Inc.*	$ 555,005
27,498	Personalis, Inc.*	577,183

		4,315,466

Machinery – 1.8%
16,320	Albany International Corp., Class A	1,409,232
9,050	Barnes Group, Inc.	458,564
15,784	ESCO Technologies, Inc.	1,489,536
16,405	Hyliion Holdings Corp.*	159,129
108,431	Ideanomics, Inc.*(a)	256,981
107,800	Kennametal, Inc.	3,907,750
56,215	Miller Industries, Inc.	2,108,625
218,230	Mueller Water Products, Inc., Class A	3,234,169
2,895	RBC Bearings, Inc.*	680,325
46,268	Rexnord Corp.	2,606,276
98,184	Terex Corp.	4,704,977

		21,015,564

Marine – 0.6%
288,108	Costamare, Inc. (Monaco)	3,123,091
36,290	Eagle Bulk Shipping, Inc.*	1,513,293
41,850	Genco Shipping & Trading Ltd.	734,467
506,273	Safe Bulkers, Inc. (Greece)*	1,690,952

		7,061,803

Media – 0.8%
2,429	Daily Journal Corp.*	808,857
295,308	EW Scripps Co. (The), Class A	5,634,477
12,947	Gray Television, Inc.	287,035
52,398	John Wiley & Sons, Inc., Class A	3,079,954

		9,810,323

Metals & Mining – 1.4%
133,091	Arconic Corp.*	4,783,291
38,620	Constellium SE*	728,759
65,505	Haynes International, Inc.	2,471,504
204,528	Hecla Mining Co.	1,368,292
332,914	SunCoke Energy, Inc.	2,573,425
182,483	Warrior Met Coal, Inc.	3,406,958
24,497	Worthington Industries, Inc.	1,567,073

		16,899,302

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 3.2%
441,146	Arbor Realty Trust, Inc. REIT	$ 8,064,149
58,459	ARMOUR Residential REIT, Inc. REIT	607,974
117,280	Blackstone Mortgage Trust, Inc., Class A REIT	3,802,218
213,566	Broadmark Realty Capital, Inc. REIT	2,214,679
313,124	Capstead Mortgage Corp. REIT	1,994,600
454,210	Chimera Investment Corp. REIT	6,685,971
241,246	Dynex Capital, Inc. REIT	4,209,743
74,801	Great Ajax Corp. REIT	948,477
253,765	Ladder Capital Corp. REIT	2,897,996
835,224	MFA Financial, Inc. REIT	3,900,496
555,985	New York Mortgage Trust, Inc. REIT	2,429,654

		37,755,957

Multiline Retail – 0.7%
57,797	Big Lots, Inc.	3,329,685
3,712	Dillard’s, Inc., Class A(a)	680,298
264,819	Macy’s, Inc.*	4,501,923

		8,511,906

Multi-Utilities – 0.7%
25,338	Avista Corp.	1,085,227
101,964	NorthWestern Corp.	6,320,748
6,471	Unitil Corp.	342,445

		7,748,420

Oil, Gas & Consumable Fuels – 4.2%
127,224	Antero Resources Corp.*	1,730,246
3,843	Arch Resources, Inc.*	252,562
19,945	Berry Corp.	110,695
32,001	Bonanza Creek Energy, Inc.	1,231,078
355,397	Centennial Resource Development, Inc., Class A*	1,851,618
49,264	Clean Energy Fuels Corp.*	369,973
104,763	CNX Resources Corp.*	1,267,632
375,175	Comstock Resources, Inc.*	2,281,064
85,313	DHT Holdings, Inc.	494,815
86,595	Dorian LPG Ltd.*	1,047,800
13,710	Earthstone Energy, Inc., Class A*	134,769
348,391	Equitrans Midstream Corp.	2,863,774
214,622	Golar LNG Ltd. (Cameroon)*	2,395,182
69,536	Magnolia Oil & Gas Corp., Class A*	973,504
91,728	Murphy Oil Corp.	1,991,415

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
364,888	Ovintiv, Inc.	$ 9,363,026
39,459	PBF Energy, Inc., Class A*	361,839
169,244	PDC Energy, Inc.	6,693,600
18,986	Penn Virginia Corp.*	351,051
93,788	Range Resources Corp.*	1,428,391
78,152	Scorpio Tankers, Inc. (Monaco)	1,277,785
209,088	SFL Corp. Ltd. (Norway)*	1,436,435
32,176	SFL Corp. Ltd. (Norway)	221,049
251,200	SM Energy Co.	4,697,440
102,078	Teekay Tankers Ltd., Class A (Bermuda)*	1,291,287
987,650	W&T Offshore, Inc.*	3,999,983

		50,118,013

Paper & Forest Products – 0.1%
81,247	Glatfelter Corp.	1,237,392

Pharmaceuticals – 1.5%
25,666	Amneal Pharmaceuticals, Inc.*	126,533
34,512	Amphastar Pharmaceuticals, Inc.*	723,026
68,892	ANI Pharmaceuticals, Inc.*	2,337,506
31,186	Atea Pharmaceuticals, Inc.*	780,897
522,593	Endo International PLC*	2,644,321
109,185	Phibro Animal Health Corp., Class A	2,584,409
159,573	Prestige Consumer Healthcare, Inc.*	8,385,561

		17,582,253

Professional Services – 1.1%
3,449	ASGN, Inc.*	348,797
1,793	Barrett Business Services, Inc.	131,266
76,588	CBIZ, Inc.*	2,476,856
7,007	Kelly Services, Inc., Class A*	153,594
132,533	Korn Ferry	9,110,318
37,961	Resources Connection, Inc.	588,016

		12,808,847

Real Estate Management & Development – 0.3%
145,174	Kennedy-Wilson Holdings, Inc.	2,931,063
10,242	Realogy Holdings Corp.*	181,488

		3,112,551

Road & Rail – 1.5%
22,066	ArcBest Corp.	1,304,321
43,161	Avis Budget Group, Inc.*	3,572,436

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
15,834	Covenant Logistics Group, Inc.*	$ 332,672
182,149	Heartland Express, Inc.	3,101,998
425,720	Marten Transport Ltd.	6,734,891
74,358	Werner Enterprises, Inc.	3,398,904

		18,445,222

Semiconductors & Semiconductor Equipment – 0.5%
106,635	Axcelis Technologies, Inc.*	4,110,779
35,835	DSP Group, Inc.*	575,152
56,506	Veeco Instruments, Inc.*	1,310,939

		5,996,870

Software – 1.4%
113,472	Bottomline Technologies DE, Inc.*	4,579,730
28,495	Box, Inc., Class A*	681,600
103,683	ChannelAdvisor Corp.*	2,414,777
35,523	Cleanspark, Inc.*(a)	479,560
12,873	Cornerstone OnDemand, Inc.*	617,132
8,990	Domo, Inc., Class B*	794,087
5,043	Ebix, Inc.	152,399
53,120	Marathon Digital Holdings, Inc.*(a)	1,467,706
2,389	MicroStrategy, Inc., Class A*(a)	1,495,538
49,181	Ping Identity Holding Corp.*	1,085,425
10,596	Sapiens International Corp. NV (Israel)	267,125
10,343	SPS Commerce, Inc.*	1,126,870
19,619	Tenable Holdings, Inc.*	839,693
10,955	Zuora, Inc., Class A*	189,412

		16,191,054

Specialty Retail – 4.2%
5,450	Aaron’s Co., Inc. (The)	157,341
116,839	Abercrombie & Fitch Co., Class A*	4,417,683
200,737	Academy Sports & Outdoors, Inc.*	7,437,306
188,053	American Eagle Outfitters, Inc.	6,482,187
60,063	Bed Bath & Beyond, Inc.*	1,714,198
19,182	Boot Barn Holdings, Inc.*	1,657,708
145,960	Buckle, Inc. (The)	6,141,997
90,879	Caleres, Inc.	2,248,346
195,586	Cato Corp. (The), Class A	3,227,169
98,773	Chico’s FAS, Inc.*	610,417
8,881	Conn’s, Inc.*	197,513
101,920	Haverty Furniture Cos., Inc.	3,668,101
44,178	Shoe Carnival, Inc.	1,488,799

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
213,278	Tilly’s, Inc., Class A	$ 3,162,913
120,364	Urban Outfitters, Inc.*	4,475,134
77,333	Zumiez, Inc.*	3,375,585

		50,462,397

Technology Hardware, Storage & Peripherals – 0.5%
113,781	Quantum Corp.*	705,442
48,475	Super Micro Computer, Inc.*	1,843,989
91,286	Turtle Beach Corp.*	2,820,738

		5,370,169

Textiles, Apparel & Luxury Goods – 0.2%
20,096	Fossil Group, Inc.*	253,611
81,794	Movado Group, Inc.	2,459,546

		2,713,157

Thrifts & Mortgage Finance – 2.6%
25,630	Essent Group Ltd.	1,157,707
1,697	Federal Agricultural Mortgage Corp., Class C	165,458
8,234	FS Bancorp, Inc.	286,379
34,858	HomeStreet, Inc.	1,314,495
64,860	Merchants Bancorp	2,376,471
21,016	Mr Cooper Group, Inc.*	781,375
129,874	PennyMac Financial Services, Inc.	8,167,776
60,422	Premier Financial Corp.	1,618,101
18,886	TrustCo Bank Corp.	635,136
57,280	Walker & Dunlop, Inc.	5,927,334
130,605	Washington Federal, Inc.	4,214,623
10,338	Waterstone Financial, Inc.	203,969
90,317	WSFS Financial Corp.	3,954,078

		30,802,902

Trading Companies & Distributors – 3.0%
67,970	Boise Cascade Co.	3,476,666
59,122	GMS, Inc.*	2,904,664
180,038	H&E Equipment Services, Inc.	6,126,693
43,015	McGrath RentCorp	3,373,236
389,196	MRC Global, Inc.*	3,568,927
159,756	Rush Enterprises, Inc., Class A	7,506,934
86,906	Titan Machinery, Inc.*	2,479,428
121,450	Triton International Ltd. (Bermuda)	6,411,346

		35,847,894

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – 0.1%
18,350	Gogo, Inc.*(a)	$ 190,289
22,025	Shenandoah Telecommunications Co.	1,162,700

		1,352,989

TOTAL COMMON STOCKS (Cost $1,052,770,939)		$1,180,094,738

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,052,770,939)		$1,180,094,738

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,738,085	0.026%	$ 21,738,085
(Cost $21,738,085)

TOTAL INVESTMENTS – 100.9% (Cost $1,074,509,024)		$1,201,832,823

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(10,509,550)

NET ASSETS – 100.0%		$1,191,323,273

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-Mini Russell 2000 Index	91	09/17/21	$10,336,749	$(228,469)

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 1.1%
4,380	Howmet Aerospace, Inc.*	$ 143,751
36,982	Northrop Grumman Corp.	13,425,206

		13,568,957

Air Freight & Logistics – 1.4%
5,869	FedEx Corp.	1,643,027
76,939	United Parcel Service, Inc., Class B	14,723,047

		16,366,074

Automobiles – 2.7%
947,459	Ford Motor Co.*	13,217,053
222,261	General Motors Co.*	12,633,315
8,135	Tesla, Inc.*	5,590,372

		31,440,740

Banks – 2.6%
237,630	Citigroup, Inc.	16,068,541
88,697	Citizens Financial Group, Inc.	3,739,465
32,061	JPMorgan Chase & Co.	4,866,219
182,182	KeyCorp	3,581,698
16,022	PacWest Bancorp	637,996
50,722	Regions Financial Corp.	976,398
3,600	Zions Bancorp NA	187,740

		30,058,057

Beverages – 0.2%
22,701	Monster Beverage Corp.*	2,141,158

Biotechnology – 3.9%
144,492	AbbVie, Inc.	16,804,420
18,884	Biogen, Inc.*	6,169,969
210,249	Gilead Sciences, Inc.	14,357,904
7,597	Moderna, Inc.*	2,686,299
4,594	Sage Therapeutics, Inc.*	200,896
28,097	Vertex Pharmaceuticals, Inc.*	5,663,793

		45,883,281

Capital Markets – 2.8%
1,448	Evercore, Inc., Class A	191,426
25,526	Interactive Brokers Group, Inc., Class A	1,579,038
32,497	Intercontinental Exchange, Inc.	3,894,115
286,131	Jefferies Financial Group, Inc.	9,496,688
6,371	Moody’s Corp.	2,395,496

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
35,539	S&P Global, Inc.	$ 15,236,280

		32,793,043

Chemicals – 1.7%
235,322	Axalta Coating Systems Ltd.*	7,083,192
37,108	Celanese Corp.	5,780,313
97,059	CF Industries Holdings, Inc.	4,586,038
4,252	International Flavors & Fragrances, Inc.	640,522
4,987	Mosaic Co. (The)	155,744
22,698	Westlake Chemical Corp.	1,882,118

		20,127,927

Construction & Engineering – 0.1%
19,461	AECOM*	1,225,265

Consumer Finance – 2.0%
210,738	Ally Financial, Inc.	10,823,504
262,673	Synchrony Financial	12,350,884

		23,174,388

Distributors – 0.0%
10,956	LKQ Corp.*	556,017

Diversified Financial Services – 2.4%
101,972	Berkshire Hathaway, Inc., Class B*	28,377,788

Diversified Telecommunication Services – 0.9%
380,851	Liberty Global PLC, Class C (United Kingdom)*	10,229,658

Electric Utilities – 0.0%
3,360	American Electric Power Co., Inc.	296,083

Energy Equipment & Services – 0.6%
338,812	Baker Hughes Co.	7,196,367

Entertainment – 1.2%
2,144	Roku, Inc.*	918,297
75,567	Walt Disney Co. (The)*	13,301,303

		14,219,600

Equity Real Estate Investment Trusts (REITs) – 4.7%
93,413	American Homes 4 Rent, Class A REIT	3,923,346
56,754	Camden Property Trust REIT	8,478,480

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
142,242	Equity LifeStyle Properties, Inc. REIT	$ 11,919,880
73,297	First Industrial Realty Trust, Inc. REIT	4,015,210
290,930	Invitation Homes, Inc. REIT	11,835,032
1,285	Life Storage, Inc. REIT	150,808
115,486	Prologis, Inc. REIT	14,786,827
2,211	Simon Property Group, Inc. REIT	279,736
1,804	Sun Communities, Inc. REIT	353,782

		55,743,101

Food & Staples Retailing – 1.4%
35,706	Walgreens Boots Alliance, Inc.	1,683,538
104,699	Walmart, Inc.	14,924,842

		16,608,380

Health Care Equipment & Supplies – 1.2%
9,394	Align Technology, Inc.*	6,536,345
1,381	Danaher Corp.	410,834
77,266	Hologic, Inc.*	5,798,040
939	Stryker Corp.	254,413
3,499	West Pharmaceutical Services, Inc.	1,440,643

		14,440,275

Health Care Providers & Services – 3.4%
15,229	Anthem, Inc.	5,848,088
556	Chemed Corp.	264,667
62,612	Cigna Corp.	14,368,828
51,052	HCA Healthcare, Inc.	12,671,107
2,046	UnitedHealth Group, Inc.	843,402
40,973	Universal Health Services, Inc., Class B	6,572,479

		40,568,571

Hotels, Restaurants & Leisure – 2.7%
41,724	Darden Restaurants, Inc.	6,086,697
32,363	Marriott International, Inc., Class A*	4,724,351
72,179	McDonald’s Corp.	17,518,565
11,647	Vail Resorts, Inc.*	3,554,664

		31,884,277

Household Durables – 0.2%
47,590	Tempur Sealy International, Inc.	2,059,219

Shares	Description	Value

Common Stocks – (continued)
Household Products – 0.4%
30,988	Procter & Gamble Co. (The)	$ 4,407,423

Insurance – 3.8%
34,694	Aon PLC, Class A	9,021,481
259,487	Arch Capital Group Ltd.*	10,119,993
85,000	Chubb Ltd.	14,342,900
49,746	Globe Life, Inc.	4,631,850
4,079	Marsh & McLennan Cos., Inc.	600,510
79,201	W R Berkley Corp.	5,795,137

		44,511,871

Interactive Media & Services – 8.1%
6,800	Alphabet, Inc., Class A*	18,322,804
16,103	Alphabet, Inc., Class C*	43,549,275
88,817	Facebook, Inc., Class A*	31,645,497
30,855	Pinterest, Inc., Class A*	1,817,360

		95,334,936

Internet & Direct Marketing Retail – 3.6%
11,029	Amazon.com, Inc.*	36,699,990
78,956	eBay, Inc.	5,385,589

		42,085,579

IT Services – 6.4%
11,100	Amdocs Ltd.	855,921
165,385	Cognizant Technology Solutions Corp., Class A	12,160,759
21,453	Gartner, Inc.*	5,679,253
47,103	International Business Machines Corp.	6,639,639
40,090	PayPal Holdings, Inc.*	11,045,998
44,499	VeriSign, Inc.*	9,628,248
76,053	Visa, Inc., Class A	18,738,699
452,031	Western Union Co. (The)	10,491,639

		75,240,156

Life Sciences Tools & Services – 3.4%
53,767	IQVIA Holdings, Inc.*	13,318,086
8,145	Mettler-Toledo International, Inc.*	12,003,368
27,470	Thermo Fisher Scientific, Inc.	14,834,075

		40,155,529

Machinery – 3.2%
20,226	Caterpillar, Inc.	4,181,726

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
143,955	Otis Worldwide Corp.	$ 12,891,170
42,733	Parker-Hannifin Corp.	13,333,978
35,948	Stanley Black & Decker, Inc.	7,083,553

		37,490,427

Media – 1.7%
11,576	Charter Communications, Inc., Class A*	8,613,123
187,853	News Corp., Class A	4,626,819
8,662	Nexstar Media Group, Inc., Class A	1,273,920
75,323	Omnicom Group, Inc.	5,485,021

		19,998,883

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
90,171	Annaly Capital Management, Inc.REIT	765,552

Multiline Retail – 0.1%
6,256	Dollar Tree, Inc.*	624,286
13,724	Kohl’s Corp.	697,179

		1,321,465

Multi-Utilities – 1.4%
194,917	CMS Energy Corp.	12,043,922
22,483	Dominion Energy, Inc.	1,683,302
23,807	DTE Energy Co.	2,793,037

		16,520,261

Oil, Gas & Consumable Fuels – 0.7%
45,549	APA Corp.	854,044
21,181	EOG Resources, Inc.	1,543,248
69,684	Hess Corp.	5,326,645
3,703	Targa Resources Corp.	155,933

		7,879,870

Personal Products – 0.8%
28,747	Estee Lauder Cos., Inc. (The), Class A	9,596,611

Pharmaceuticals – 3.9%
61,088	Elanco Animal Health, Inc.*	2,227,879
151,958	Johnson & Johnson	26,167,168
86,908	Merck & Co., Inc.	6,680,618
51,878	Zoetis, Inc.	10,515,671

		45,591,336

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 0.1%
6,027	ManpowerGroup, Inc.	$ 714,682

Road & Rail – 1.9%
13,502	AMERCO	7,938,636
231,490	CSX Corp.	7,481,757
2,761	Norfolk Southern Corp.	711,868
24,612	Old Dominion Freight Line, Inc.	6,624,320

		22,756,581

Semiconductors & Semiconductor Equipment – 3.8%
115,221	Applied Materials, Inc.	16,122,874
337,701	Intel Corp.	18,141,298
11,508	KLA Corp.	4,006,625
9,796	Micron Technology, Inc.*	759,974
19,222	NVIDIA Corp.	3,748,098
10,020	NXP Semiconductors NV (China)	2,068,028

		44,846,897

Software – 9.9%
689	Crowdstrike Holdings, Inc., Class A*	174,738
1,080	Datadog, Inc., Class A*	119,556
9,149	DocuSign, Inc.*	2,726,768
10,021	Dolby Laboratories, Inc., Class A	973,039
7,113	Fortinet, Inc.*	1,936,443
5,406	HubSpot, Inc.*	3,222,084
31,198	Intuit, Inc.	16,534,004
226,588	Microsoft Corp.	64,557,187
6,782	Palo Alto Networks, Inc.*	2,706,357
76,488	salesforce.com, Inc.*	18,504,742
36,757	VMware, Inc., Class A*(a)	5,651,021

		117,105,939

Specialty Retail – 2.0%
43,599	Dick’s Sporting Goods, Inc.	4,540,400
57,010	Gap, Inc. (The)	1,662,982
33,672	L Brands, Inc.*	2,696,117
3,027	Ross Stores, Inc.	371,383
208,909	TJX Cos., Inc. (The)	14,375,028

		23,645,910

Technology Hardware, Storage & Peripherals – 6.4%
468,346	Apple, Inc.	68,312,948
22,200	Dell Technologies, Inc., Class C*	2,144,964

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
6,941	NetApp, Inc.	$ 552,434
64,613	Western Digital Corp.*	4,195,322

		75,205,668

Textiles, Apparel & Luxury Goods – 0.1%
31,847	Skechers USA, Inc., Class A*	1,709,547

Tobacco – 0.1%
8,257	Philip Morris International, Inc.	826,443

TOTAL COMMON STOCKS (Cost $873,799,844)		$1,166,669,792

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $873,799,844)		$1,166,669,792

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,514,200	0.026%	$ 5,514,200
(Cost $5,514,200)

TOTAL INVESTMENTS – 99.6%
(Cost $879,314,044)		$1,172,183,992

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		5,094,036

NET ASSETS – 100.0%		$1,177,278,028

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of July 31, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities where applicable.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2021:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$13,646,089	$—	$—
North America	1,888,831,187	—	—
South America	1,161,266	—	—
Securities Lending Reinvestment Vehicle	1,692,581	—	—

Total	$1,905,331,123	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,753,338	$—	$—
North America	400,548,257	—	—
Securities Lending Reinvestment Vehicle	1,232,400	—	—

Total	$404,533,995	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,161,829	$—	$—
Asia	2,741,620	—	—
Europe	3,450,217	—	—
North America	553,305,848	—	—
South America	117,827	—	—
Investment Company	3,319,366	—	—
Securities Lending Reinvestment Vehicle	9,455,108	—	—

Total	$573,551,815	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(293,723)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$518,722	$—	$—
Asia	5,342,767	—	—
Europe	4,013,813	—	—
North America	587,438,342	—	—
Investment Company	14,398,274	—	—
Securities Lending Reinvestment Vehicle	13,996,823	—	—

Total	$625,708,741	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$2,121	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$2,395,182	$—	$—
Asia	267,125	—	—
Europe	7,749,312	—	—
North America	1,168,618,839	—	—
South America	1,064,280	—	—
Securities Lending Reinvestment Vehicle	21,738,085	—	—

Total	$1,201,832,823	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(228,469)	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,068,028	$—	$—
Europe	10,229,658	—	—
North America	1,154,372,106	—	—
Securities Lending Reinvestment Vehicle	5,514,200	—	—

Total	$1,172,183,992	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.